                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

               Issued by Nationwide Life Insurance Company through
                        its Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
  o      American Century VP Income & Growth
  o      American Century VP International
  o      American Century VP Value

DREYFUS
  o      Dreyfus Investment Portfolios - European Equity Portfolio
  o      The Dreyfus Socially Responsible Growth Fund, Inc.
  o      Dreyfus Stock Index Fund, Inc.
  o Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
  o      Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  o      VIP Equity-Income Portfolio: Service Class
  o      VIP Growth Portfolio: Service Class
  o      VIP High Income Portfolio: Service Class*
  o      VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  o      VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  o      VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES
  o      Capital Appreciation Portfolio: Service Shares
  o      Global Technology Portfolio: Service Shares
  o      International Growth Portfolio: Service Shares

MORGAN STANLEY

  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
  o      Emerging Markets Debt Portfolio
  o      Mid Cap Growth Portfolio

  VAN KAMPEN LIFE INVESTMENT TRUST
  o      Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
  o      Capital Appreciation Fund
  o      Government Bond Fund
  o      Money Market Fund
  o      Total Return Fund
  o      Nationwide Balanced Fund (subadviser: J.P. Morgan Investment
         Management Inc.)

  o      Nationwide Equity Income Fund (subadviser: Federated Investment
         Counseling)
  o Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund) (subadviser: J.P. Morgan Investment Management Inc.)
  o Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)
  o Nationwide Mid Cap Index Fund (formerly, Nationwide Select Advisers Mid Cap Fund) (subadviser: The Dreyfus Corporation)
  o Nationwide Multi Sector Bond Fund (subadviser: Miller, Anderson & Sherrerd, LLP)
  o Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth Fund) (subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
  o      Nationwide Small Cap Value Fund (subadvisers: The Dreyfus Corporation)
  o Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.)
  o      Nationwide Strategic Growth Fund (subadviser: Strong Capital
         Management, Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  o      AMT Guardian Portfolio
  o      AMT Mid-Cap Growth Portfolio
  o      AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  o Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
  o      Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
  o      Oppenheimer Global Securities Fund/VA
  o Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
  o      Worldwide Emerging Markets Fund
  o      Worldwide Hard Assets Fund

  * These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

WARBURG PINCUS TRUST
  o      International Equity Portfolio
  o Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

NATIONWIDE SEPARATE ACCOUNT TRUST
  o Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc./Schafer Capital Management, Inc.)

WARBURG PINCUS TRUST
  o      Value Portfolio (formerly, Growth & Income Portfolio)

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 56.

For general information or to obtain FREE copies of the:
  o      Statement of Additional Information;
  o prospectus, annual report or semi-annual report for any underlying mutual fund;
  o      prospectus for the Guaranteed Term Options; or
  o      required Nationwide forms,

call:    1-800-848-6331

     TDD 1-800-238-3035

or write:

         NATIONWIDE LIFE INSURANCE COMPANY
         P.O. BOX 16609
         COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                  WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY IS NOT:

o        A BANK DEPOSIT            o        FEDERALLY INSURED
o        ENDORSED BY A BANK OR     o        AVAILABLE IN EVERY STATE
         GOVERNMENT AGENCY


Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF STANDARD CONTRACT EXPENSES.............7

ADDITIONAL CONTRACT OPTIONS.......................8

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............9

EXAMPLE..........................................12

SYNOPSIS OF THE CONTRACTS........................16

FINANCIAL STATEMENTS.............................17

CONDENSED FINANCIAL INFORMATION..................17

NATIONWIDE LIFE INSURANCE COMPANY................17

NATIONWIDE INVESTMENT SERVICES CORPORATION.......17

TYPES OF CONTRACTS...............................17
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT........................19
     The Variable Account and Underlying
        Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................21
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
   AND DEDUCTIONS................................23
     Death Benefit Option
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option

CONTRACT OWNERSHIP...............................24
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................25
     Minimum Initial and Subsequent Purchase
        Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE..................................29

SURRENDER (REDEMPTION)...........................29
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana
         Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE...................................31
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................32

CONTRACT OWNER SERVICES..........................33
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................34

ANNUITIZING THE CONTRACT.........................35
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
        ("GMIB")
     Annuity Payment Options

DEATH BENEFITS...................................40
     Death of Contract Owner - Non-Qualified
        Contracts
     Death of Annuitant - Non-Qualified
        Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................42
     Required Distributions for Non-Qualified
        Contracts
     Required Distributions for Tax Sheltered
        Annuities
     Required Distributions for Individual
        Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................45
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
        Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................49

LEGAL PROCEEDINGS................................50

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..51

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...................................56

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
   FUNDS.........................................57

APPENDIX B: CONDENSED FINANCIAL INFORMATION......68

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

  o      the contract owner meets an available exception under the contract; or

  o a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)..........................................7%(1)

Range of CDSC over time:

---------------------------------------------------------
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
---------------------------------------------------------
             0                            7%
---------------------------------------------------------
             1                            7%
---------------------------------------------------------
             2                            6%
---------------------------------------------------------
             3                            5%
---------------------------------------------------------
             4                            4%
---------------------------------------------------------
             5                            3%
---------------------------------------------------------
             6                            2%
---------------------------------------------------------
             7                            0%
---------------------------------------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:
         (a)      10% of all purchase payments made to the contract; or
         (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities or other Qualified Plans due to Internal Revenue Code restrictions.

VARIABLE ACCOUNT CHARGES(2)
(as a percentage of the daily net assets of the variable account)

Mortality and Expense Risk Charges......................................1.20%
   Total Variable Account Charges.......................................1.20%(3)

LOAN PROCESSING FEE
(per loan transaction)..................................................$254

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(3) Charges shown include the One-Year Step Up Death Benefit which is standard to every contract (see "Death Benefit Payment").

(4) Nationwide assesses a $25 loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

The following options are available to contract owners. Some options assess an additional charge. These options must be elected at the time of application and will replace the corresponding standard contract benefit.

If the contract owner chooses an optional benefit, a corresponding charge will be deducted. The charge for an optional benefit is IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the underlying mutual funds and are charged as a percentage of the average variable account value.

DEATH BENEFIT OPTION

An applicant may choose the Optional 5% Enhanced Death Benefit instead of the One-Year Step Up Death Benefit that is standard to every contract.

Optional 5% Enhanced Death

Benefit...................................................................0.05%
    Total Variable Account Charges (including 5% Enhanced Death
    Benefit only).........................................................1.25%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit Option 1.............................0.45%
     Total Variable Account Charges (including Guaranteed Minimum
     Income Benefit Option 1 only)........................................1.65%

   Guaranteed Minimum Income Benefit Option 2.............................0.30%
     Total Variable Account Charges (including Guaranteed Minimum
     Income Benefit Option 2 only)........................................1.50%

SPOUSAL PROTECTION ANNUITY OPTION - AVAILABLE WITH THE STANDARD DEATH BENEFIT
ONLY

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the Spousal Protection Annuity Option at no additional cost (see "Spousal Protection Annuity Option").

Spousal Protection Annuity Option.........................................0.00%
   Total Variable Account Charges (including Spousal Protection
   Annuity Option only)...................................................1.20%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

         (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        0.70%         0.00%        0.00%          0.70%
VP Income & Growth
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        1.34%         0.00%        0.00%          1.34%
VP International
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        1.00%         0.00%        0.00%          1.00%
VP Value
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio            1.00%         0.25%        0.00%          1.25%
---------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                   0.75%         0.04%        0.00%          0.79%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                       0.25%         0.01%        0.00%          0.26%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio            0.43%         0.35%        0.00%          0.78%
(formerly, Dreyfus Variable Investment Fund - Capital
Appreciation Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II          0.00%         0.68%        0.00%          0.68%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class                 0.48%         0.08%        0.10%          0.66%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                        0.58%         0.07%        0.10%          0.75%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                   0.58%         0.11%        0.10%          0.79%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                      0.73%         0.15%        0.10%          0.98%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class               0.58%         0.07%        0.10%          0.75%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class      0.58%         0.10%        0.10%          0.78%
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service         0.65%         0.04%        0.25%          0.94%
Shares*
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service            0.65%         0.13%        0.25%          1.03%
Shares*
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service         0.65%         0.11%        0.25%          1.01%
Shares*
---------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                       0.60%         0.14%        0.00%          0.74%
---------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                            0.50%         0.15%        0.00%          0.65%
---------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                               0.39%         0.15%        0.00%          0.54%
---------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                               0.58%         0.14%        0.00%          0.72%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                        0.75%         0.15%        0.00%          0.90%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                                   0.80%         0.15%        0.00%          0.95%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide            1.00%         0.20%        0.00%          1.20%
Global Equity Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                                0.80%         0.15%        0.00%          0.95%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund (formerly, NSAT Nationwide        0.88%         0.15%        0.00%          1.03%
Select Advisers Mid Cap Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                               0.75%         0.15%        0.00%          0.90%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT                1.10%         0.20%        0.00%          1.30%
Nationwide Select Advisers Small Cap Growth Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                 0.90%         0.15%        0.00%          1.05%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                                   0.98%         0.17%        0.00%          1.15%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                                0.90%         0.10%        0.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                 0.90%         0.10%        0.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                              0.85%         0.15%        0.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.85%         0.15%        0.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                              0.80%         0.07%        0.00%          0.87%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                   Management      Other        12b-1          Total
                                                                      Fees        Expenses       Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive          0.66%          0.01%        0.00%         0.67%
Growth Fund/VA (formerly, Oppenheimer Variable Account Funds -
Oppenheimer Capital Appreciation Fund)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital             0.68%          0.02%        0.00%         0.70%
Appreciation Fund/VA (formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global              0.67%          0.02%        0.00%         0.69%
Securities Fund/VA
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street         0.73%          0.05%        0.00%         0.78%
Growth & Income Fund/VA (formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth & Income Fund)
---------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                     1.00%          0.14%        0.00%         1.14%
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt      0.45%          0.98%        0.00%         1.43%
Portfolio (formerly, Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt Portfolio)
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth             0.00%          1.05%        0.00%         1.05%
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       1.00%          0.34%        0.00%         1.34%
Fund
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       1.00%          0.26%        0.00%         1.26%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real Estate        0.97%          0.13%        0.00%         1.10%
Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture Capital Portfolio         1.07%          0.33%        0.00%         1.40%
(formerly, Warburg Pincus Trust - Post-Venture Capital
Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity Portfolio                1.00%          0.32%        0.00%         1.32%
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Value Portfolio (formerly, Warburg            0.56%          0.44%        0.00%         1.00%
Pincus Trust - Growth & Income Portfolio)
---------------------------------------------------------------------------------------------------------------------------

* Expenses are based on the estimated expenses that the new Service Shares class of each Portfolio expects to incur in its initial fiscal year.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other         12b-1          Total
                                                                     Fees         Expenses        Fees        Underlying
                                                                                                             Mutual Fund
                                                                                                               Expenses
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II          0.60%          0.89%        0.25%          1.74%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                  0.48%          0.09%        0.10%          0.67%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                         0.58%          0.09%        0.10%          0.77%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                       0.73%          0.18%        0.10%          1.01%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio: Service Class               0.58%          0.10%        0.10%          0.78%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class       0.58%          0.11%        0.10%          0.79%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                  Management        Other        12b-1          Total
                                                                     Fees         Expenses        Fees        Underlying
                                                                                                             Mutual Fund
                                                                                                               Expenses
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                        0.75%          0.25%        0.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                                   0.80%          0.29%        0.00%          1.09%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide            1.00%          0.54%        0.00%          1.54%
Global Equity Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                                0.80%          0.50%        0.00%          1.30%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund (formerly, NSAT Nationwide        0.88%          0.86%        0.00%          1.74%
Select Advisers Mid Cap Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                               0.75%          0.27%        0.00%          1.02%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT                1.10%          1.30%        0.00%          2.40%
Nationwide Select Advisers Small Cap Growth Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                 0.90%          0.37%        0.00%          1.27%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                                0.90%          0.33%        0.00%          1.23%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                 0.90%          0.32%        0.00%          1.22%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.93%          0.15%        0.00%          1.08%
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets           0.80%          0.98%        0.00%          1.78%
Debt Portfolio (formerly, Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt Portfolio)
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth             0.75%          7.31%        0.00%          8.06%
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       1.00%          0.54%        0.00%          1.54%
Fund
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real Estate        1.00%          0.13%        0.00%          1.13%
Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture Capital Portfolio         1.25%          0.33%        0.00%          1.58%
(formerly, Warburg Pincus Trust - Post-Venture Capital
Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Value Portfolio (formerly, Warburg            0.75%          0.59%        0.00%          1.34%
Pincus Trust - Growth & Income Portfolio)
---------------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects an assumed variable account charge of 1.70%, which is the maximum variable account charge for the maximum number of rider options.

For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.


-----------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the     at the end of the applicable
                                        time period              applicable time period               time period
-----------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable        88     131    168     282      25    77     132     282      *     77     132     282
Portfolios, Inc. - American
Century VP Income & Growth
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable        95     152    201     346      32    98     165     346      *     98     165     346
Portfolios, Inc. - American
Century VP International
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable        91     141    184     313      28    87     148     313      *     87     148     313
Portfolios, Inc. - American
Century VP Value
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    94     149    197     338      31    95     161     338      *     95     161     338
- European Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             89     134    173     291      26    80     137     291      *     80     137     291
Responsible Growth Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.   84     118    145     235      21    64     109     235      *     64     109     235
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment      89     134    173     290      26    80     137     290      *     80     137     290
Fund - Appreciation Portfolio
(formerly, Dreyfus Variable
Investment Fund - Capital
Appreciation Portfolio)
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -     88     131    167     280      25    77     131     280      *     77     131     280
Federated Quality Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income       88     130    166     278      25    76     130     278      *     76     130     278
Portfolio:  Service Class
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth              89     133    171     287      26    79     135     287      *     79     135     287
Portfolio:  Service Class
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income         89     134    173     291      26    80     137     291      *     80     137     291
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas            91     140    183     311      28    86     147     311      *     86     147     311
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)    89     133    171     287      26    79     135     287      *     79     135     287
Portfolio:  Service Class
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth          89     134    173     290      26    80     137     290      *     80     137     290
Opportunities Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the     at the end of the applicable
                                        time period              applicable time period               time period
-----------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital     91     139    181     307      28    85     145     307      *     85     145     307
Appreciation Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global      92     142    186     316      29    88     150     316      *     88     150     316
Technology Portfolio: Service
Shares
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -             91     141    185     314      28    87     149     314      *     87     149     314
International Growth
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund   89     133    171     286      26    79     135     286      *     79     135     286
-----------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund        88     130    166     277      25    76     130     277      *     76     130     277
-----------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund           87     126    160     265      24    72     124     265      *     72     124     265
-----------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           88     132    169     284      25    78     133     284      *     78     133     284
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund    90     138    179     303      27    84     143     303      *     84     143     303
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income    91     139    181     308      28    85     145     308      *     85     145     308
Fund
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50        93     147    194     333      30    93     158     333      *     93     158     333
Fund (formerly, NSAT
Nationwide Global Equity Fund)
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income      91     139    181     308      28    85     145     308      *     85     145     308
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index    92     142    186     316      29    88     150     316      *     88     150     316
Fund (formerly, NSAT
Nationwide Select Advisers
Mid Cap Fund)
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector     90     138    179     303      27    84     143     303      *     84     143     303
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap        95     150    199     343      32    96     163     343      *     96     163     343
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap        92     142    187     318      29    88     151     318      *     88     151     318
Value Fund
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company    93     146    192     328      30    92     156     328      *     92     156     328
Fund
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic        91     141    184     313      28    87     148     313      *     87     148     313
Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic        91     141    184     313      28    87     148     313      *     87     148     313
Value Fund
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian    91     141    184     313      28    87     148     313      *     87     148     313
Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap     91     141    184     313      28    87     148     313      *     87     148     313
Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners    90     137    177     300      27    83     141     300      *     83     141     300
Portfolio
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the     at the end of the applicable
                                        time period              applicable time period               time period
-----------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     88     131    167     279      25    77     131     279      *     77     131     279
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Capital
Appreciation Fund)
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     88     131    168     282      25    77     132     282      *     77     132     282
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     88     131    168     281      25    77     132     281      *     77     132     281
Funds - Oppenheimer Global
Securities Fund/VA
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     89     134    173     290      26    80     137     290      *     80     137     290
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth & Income
Fund)
-----------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,      93     145    191     327      30    91     155     327      *     91     155     327
Inc.
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      96     154    206     355      33    100    170     355      *     100    170     355
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      92     142    187     318      29    88     151     318      *     88     151     318
Funds, Inc. - Mid Cap Growth
Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      95     152    201     346      32    98     165     346      *     98     165     346
Trust - Worldwide Emerging
Markets Fund
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      94     149    197     339      31    95     161     339      *     95     161     339
Trust - Worldwide Hard Assets
Fund
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       92     144    189     323      29    90     153     323      *     90     153     323
Trust - Morgan Stanley Real
Estate Securities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global    96     153    205     352      33    99     169     352      *     99     169     352
Post-Venture Capital
Portfolio (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the     at the end of the applicable
                                        time period              applicable time period               time period
-----------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -           95     151    200     345      32    97     164     345      *     97     164     345
International Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Value     91     141    184     313      28    87     148     313      *     87     148     313
Portfolio (formerly, Warburg
Pincus Trust - Growth &
Income Portfolio)
-----------------------------------------------------------------------------------------------------------------------------

*  Annuitization is not permitted during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:
  o      Non-Qualified;
  o      Investment-only;
  o Individual Retirement Annuities, with contributions rolled-over or transferred from certain tax-qualified plans;
  o      Roth IRAs;
  o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities; and
  o      Charitable Remainder Trusts.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------
                       MINIMUM INITIAL       MINIMUM
      CONTRACT         PURCHASE PAYMENT    SUBSEQUENT
        TYPE                                PAYMENTS
---------------------------------------------------------
Non-Qualified              $10,000           $1,000
---------------------------------------------------------
Investment-only            $10,000           $1,000
---------------------------------------------------------
IRA                        $10,000           $1,000
---------------------------------------------------------
Roth IRA                   $10,000           $1,000
---------------------------------------------------------
Tax Sheltered Annuity      $10,000           $1,000
---------------------------------------------------------
Charitable Remainder       $10,000           $1,000
Trust
---------------------------------------------------------

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide will deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract. Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account if the contract owner elects the 5% Enhanced Death Benefit (see "Death Benefit Payment").

Two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annual rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see

"Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED ANNUITY CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

o        the contract is not transferable by the owner;

o        the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o        the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

o        the contract is not transferable by the owner;

o        the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o        the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

  1) shares of a current underlying mutual fund are no longer available for investment; or

  2)     further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

---------------------------------------------------------
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
---------------------------------------------------------
             0                            7%
---------------------------------------------------------
             1                            7%
---------------------------------------------------------
             2                            6%
---------------------------------------------------------
             3                            5%
---------------------------------------------------------
             4                            4%
---------------------------------------------------------
             5                            3%
---------------------------------------------------------
             6                            2%
---------------------------------------------------------
             7                            0%
---------------------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 7.00% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

  (a)    10% of all purchase payments; or

  (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

  1) upon the annuitization of contracts which have been in force for at least two years;

  2)     upon payment of a death benefit; or

  3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

  (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

  (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Long Term Care Facility Provisions

No CDSC will be charged if:

o        The third contract anniversary has passed; and

o The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, no CDSC will be charged if:

o The contract owner has been diagnosed by a physician to have a terminal illness; and

o Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

For those contracts that have a non-natural person as the contract owner acting as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

  1)     the time the contract is surrendered;

  2)     annuitization; or

  3)     such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

DEATH BENEFIT OPTION

If the contract owner chooses the 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account. This charge reimburses Nationwide for increased expenses and mortality risks. The following death benefit may not be available in every state.

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

  1)     the contract value; or

  2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

SPOUSAL PROTECTION ANNUITY OPTION - AVAILABLE WITH THE STANDARD DEATH BENEFIT
ONLY

AN APPLICANT FOR AN INDIVIDUAL RETIREMENT ANNUITY OR A NON-QUALIFIED CONTRACT MAY ELECT THE SPOUSAL PROTECTION OPTION AT NO ADDITIONAL COST. IF THE SPOUSAL PROTECTION ANNUITY OPTION IS ELECTED THE CONTRACT MUST MEET THE FOLLOWING
REQUIREMENTS:

1. One or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner.

2. Both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued.

3. No other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary.

4. If both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the standard death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the standard death benefit amount.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

  o      on a Nationwide form;

  o      signed by the contract owner; and

  o      received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

  o      joint owners can only be named for Non-Qualified Contracts;

  o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

  o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

  o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

  o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 83 or younger if electing a Guaranteed Minimum Income Benefit), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------------------------------------------
                              MINIMUM          MINIMUM
        CONTRACT              INITIAL         SUBSEQUENT
          TYPE               PURCHASE          PAYMENTS
                              PAYMENT
------------------------------------------------------------
Non-Qualified                $10,000            $1,000
------------------------------------------------------------
Investment-only              $10,000            $1,000
------------------------------------------------------------
IRA                          $10,000            $1,000
------------------------------------------------------------
Roth IRA                     $10,000            $1,000
------------------------------------------------------------
Tax Sheltered Annuity        $10,000            $1,000
------------------------------------------------------------
Charitable Remainder         $10,000            $1,000
Trust
------------------------------------------------------------

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day            o        Independence Day
o        Martin Luther King, Jr.   o        Labor Day Day
o        Presidents' Day           o        Thanksgiving
o        Good Friday               o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

  1)     trading on the New York Stock Exchange is restricted;

  2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1) the value of amounts allocated to the sub-accounts of the variable account;

2)       amounts allocated to the fixed account; and

3)       amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)      is:

         1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 1.20% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

  1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn; and

  2)     adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

  1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

  2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

  3)     subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received. Interest Rate Guarantee Period The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

  o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

  o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

  a)     the amount requested; or

  b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

  o      the participant dies;

  o      the participant retires;

  o      the participant terminates employment due to total disability; or

  o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

         1. when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

         2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.       The surrender limitations described in Section A also apply to:

         1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

         2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

         3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial

                  Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------------------------------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------------------------------------------------

---------------------------------------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------------------------------------------------

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT-Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

  o      the contract is surrendered;

  o      the contract owner/annuitant dies;

  o the contract owner who is not the annuitant dies prior to annuitization; or

  o      annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

  1) 10% of all purchase payments made to the contract as of the withdrawal date;

  2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

  3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  -----------------------------------------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  -----------------------------------------------------
        Under age 59 1/2                  5%
  -----------------------------------------------------
    Age 59 1/2 through age 61             7%
  -----------------------------------------------------
     Age 62 through age 64                8%
  -----------------------------------------------------
     Age 65 through age 74               10%
  -----------------------------------------------------
        Age 75 and over                  13%
  -----------------------------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

  1)     an annuity payment option; and

  2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

  1)     deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
                      A VARIABLE PAYMENT ANNUITY MAY NOT BE
                      ELECTED WHEN EXERCISING A GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

  1)     deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

  (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

  (b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

  1)     the application of additional purchase payments;

  2)     surrenders; or

  3)     transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. If the contract owner elects to annuitize the contract using this GMIB option prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using a GMIB.

The illustrations assume the following:

  o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

  o There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

  o      The contract is issued to a MALE at age 55, 65 or 70;

  o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                                                   7 Years in Accumulation
                                           $140,710.04 for GMIB at Annuitization
----------------------------------------------------------------------------------------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
----------------------------------------------------------------------------------------------------------------------
              55                            62                         $4.72                         $664.15
----------------------------------------------------------------------------------------------------------------------
              65                            72                         $5.96                         $838.63
----------------------------------------------------------------------------------------------------------------------
              70                            77                         $5.79                         $955.42
----------------------------------------------------------------------------------------------------------------------


                                                 10 Years in Accumulation
                                           $162,889.46 for GMIB at Annuitization
----------------------------------------------------------------------------------------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
----------------------------------------------------------------------------------------------------------------------
              55                            65                         $5.03                         $819.33
----------------------------------------------------------------------------------------------------------------------
              65                            75                         $6.44                       $1,049.01
----------------------------------------------------------------------------------------------------------------------
              70                            80                         $7.32                       $1,192.35
----------------------------------------------------------------------------------------------------------------------


                                                 15 Years in Accumulation
                                           $200,000.00 for GMIB at Annuitization
----------------------------------------------------------------------------------------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
----------------------------------------------------------------------------------------------------------------------
              55                            70                         $5.66                       $1,132.00
----------------------------------------------------------------------------------------------------------------------
              65                            80                         $7.32                       $1,464.00
----------------------------------------------------------------------------------------------------------------------
              70                            85                         $8.18                       $1,636.00
----------------------------------------------------------------------------------------------------------------------

*  Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

  (1)    after the contract has been in effect for seven years; AND

  (2)    the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

  o      Life Annuity;

  o      Joint and Last Survivor Annuity; and

  o      Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

  o      The GMIB must be elected at the time of application.

  o The annuitant must be age 82 or younger at the time the contract is issued.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------

       IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

  o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

  o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

  o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

  o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

  o      GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

  (1)    in a lump sum;

  (2)    as an annuity; or

  (3)    in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

  (1)    proper proof of the annuitant's death;

  (2)    an election specifying the distribution method; and

  (3)    any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

  (a)    eligible to continue the contract; and

  (b)    entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  (1)    the contract value;

  (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

  (1)    the contract value; or

  (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

         a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

         b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

  a) the death of the annuitant will be treated as the death of a contract owner;

  b) any change of annuitant will be treated as the death of a contract owner; and

  c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the annuity payment option selected over a period not longer than:

  a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

  b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

  a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

  b)     the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

  a)     the annuitant's life expectancy; or if applicable;

  b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

  a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

  b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

  a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

  b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         1) treat the contract as a Roth IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o        the type of contract purchased;

o        the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o        Individual Retirement Annuities;

o        Roth IRAs;

o        Tax Sheltered Annuities; and

o        "Non-Qualified Annuities."

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o        it is made on or after the date on which the contract owner attains age
         59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o        it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o        the result of a contract owner's death;

o the result of a contract owner's disability, as defined in the Internal Revenue Code;

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o        is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or IRA; or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

  1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

  2)     provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

  1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

  2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:


  o      a transfer of the contract from one contract owner to another; or

  o      a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

  a) an individual who is two or more generations younger than the contract owner; or

  b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

  o      the failure to diversify was accidental;

  o      the failure is corrected; and

  o      a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

  o      statements showing the contract's quarterly activity;

  o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost

         Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

  o semi-annual reports as of June 30 containing financial statements for the variable account; and

  o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendents. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

  o      precious metals;
  o      real estate;
  o      stocks and bonds;
  o      closed-end funds;
  o      bank money market deposit accounts and passbook savings;
  o      CDs; and
  o      the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

  o      S&P 500;

  o      Shearson/Lehman Intermediate Government/Corporate Bond Index;

  o      Shearson/Lehman Long-Term Government/Corporate Bond Index;

  o      Donoghue Money Fund Average;

  o      U.S. Treasury Note Index;

  o      Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

  o      Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

  o      Lipper Analytical Services, Inc.;
  o      CDA/Wiesenberger;
  o      Morningstar;
  o      Donoghue's;
  o      magazines such as:
         *        Money;
         *        Forbes;
         *        Kiplinger's Personal Finance Magazine;
         *        Financial World;
         *        Consumer Reports;
         *        Business Week;
         *        Time;
         *        Newsweek;
         *        National Underwriter; and
         *        News and World Report;
  o      LIMRA;
  o      Value;
  o      Best's Agent Guide;
  o      Western Annuity Guide;
  o      Comparative Annuity Reports;
  o      Wall Street Journal;
  o      Barron's;
  o      Investor's Daily;
  o      Standard & Poor's Outlook; and
  o      Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options are chosen (1.70%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.20% and does not reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------
                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in    Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                      to 12/31/99    to 12/31/99    to 12/31/99     Account
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         9.72%           N/A             3.82%        11/03/97
Century VP Income & Growth
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American        54.97%           N/A            24.37%        11/03/97
Century VP International
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American        -8.65%           N/A           -11.52%        11/03/97
Century VP Value
---------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity               N/A             N/A            22.43%        09/27/99
Portfolio
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.           21.58%           N/A             6.69%        11/03/97
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                               12.27%           N/A             3.83%        11/03/97
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation               3.27%           N/A             1.88%        11/03/97
Portfolio (formerly, Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)
---------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond           N/A             N/A            -8.57%        05/03/99
Fund II
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class         -1.84%           N/A            -7.58%        11/03/97
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                28.67%           N/A            10.81%        11/03/97
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class           -0.05%           N/A           -10.77%        11/03/97
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class              33.76%           N/A             9.41%        11/03/97
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class        15.75%           N/A             3.83%        11/03/97
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:             -3.88%           N/A            -1.97%        11/03/97
Service Class
---------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                               -3.79%           N/A            -0.66%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                   -10.02%           N/A            -0.66%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                       -3.21%           N/A            -0.12%        10/31/97
---------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                       -1.17%           N/A            -3.49%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                -7.08%           N/A            -4.92%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                           10.19%           N/A            -0.66%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT               14.55%           N/A             3.31%        11/03/97
Nationwide Global Equity Fund)
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                        -4.86%           N/A            -3.72%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund (formerly, NSAT           12.57%           N/A            -1.94%        11/03/97
Nationwide Select Advisers Mid Cap Fund)
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                       -6.46%           N/A            -4.27%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT         N/A             N/A            96.41%        05/03/99
Nationwide Select Advisers Small Cap Growth Fund)
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                         19.38%           N/A            -8.57%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                           35.28%           N/A             3.12%        11/03/97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                        75.37%           N/A            12.87%        11/03/97
---------------------------------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in    Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                      -10.68%           N/A           -18.03%        11/03/97
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                     6.70%           N/A             2.18%        11/03/97
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio              44.98%           N/A            28.98%        11/03/97
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                    -0.74%           N/A           -10.31%        11/03/97
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           74.22%           N/A            10.99%        11/03/97
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           32.96%           N/A             2.53%        11/03/97
Capital Appreciation Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth Fund)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main      13.35%           N/A            -1.90%        11/03/97
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)
-------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging         20.90%           N/A           -16.10%        11/03/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide              90.64%           N/A           -15.36%        11/03/97
Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         12.67%           N/A           -24.40%        11/03/97
Assets Fund
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley         -10.96%           N/A           -14.42%        11/03/97
Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture Capital         54.43%           N/A             9.30%        11/03/97
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity Portfolio      44.53%           N/A            11.90%        11/03/97
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Value Portfolio (formerly,          -1.85%           N/A            -6.49%        11/03/97
Warburg Pincus Trust - Growth & Income Portfolio)
-------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT, VARIABLE ACCOUNT CHARGES OF 1.20%, NO CDSC

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT OF 1.20%. FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                       to 12/31/99
                                                           1 Year         5 Years       or Life of      Date Fund
                  Sub-Account Option                     to 12/31/99    to 12/31/99        Fund         Effective
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      16.60%          N/A            23.21%         10/30/97
Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      62.08%         22.81%          18.63%         05/02/94
Century VP International
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      to 12/31/99
                                                           1 Year        5 Years       or Life of     Date Fund
                  Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      -2.04%          N/A             9.78%         05/01/96
Century VP Value
-------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity             N/A            N/A            28.13%         04/22/99
Portfolio
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.         28.52%         27.12%          22.61%         10/06/93
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                             19.16%         26.54%          16.29%         09/29/89
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation            10.12%         24.03%          18.63%         04/05/93
Portfolio (formerly, Dreyfus Variable Investment Fund
- Capital Appreciation Portfolio)
-------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond         N/A            N/A            -2.82%         04/22/99
Fund II
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        4.98%         17.14%          13.10%         10/09/86
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class              35.64%         28.13%          18.47%         10/09/86
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class          6.78%          9.47%          11.05%         09/19/85
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class            40.76%         15.91%          10.07%         01/28/87
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class     22.66%          N/A            26.18%         01/03/95
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:            2.93%          N/A            20.03%         01/03/95
Service Class
-------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                              3.03%         22.86%          15.87%         04/15/92
-------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                  -3.52%          6.17%           6.38%         11/08/82
-------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                      3.59%          3.98%           3.76%         11/30/81
-------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                      5.66%         19.33%          13.41%         11/08/82
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                              -0.34%          N/A             3.51%         10/31/97
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                         17.07%          N/A            14.97%         10/31/97
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT             21.45%          N/A            18.48%         10/31/97
Nationwide Global Equity Fund)
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                       1.95%          N/A             3.97%         10/31/97
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund (formerly, NSAT         19.47%          N/A            12.91%         10/31/97
Nationwide Select Advisers Mid Cap Fund)
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                      0.34%          N/A             1.18%         10/31/97
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT       N/A            N/A           103.39%         05/03/99
Nationwide Select Advisers Small Cap Growth Fund)
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                       26.30%          N/A             8.27%         10/31/97
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                         42.29%          N/A            21.74%         10/23/95
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                      82.54%          N/A            41.11%         10/31/97
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                       -4.23%          N/A            -1.70%         10/31/97
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    13.55%          N/A            22.56%         11/03/97
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio              52.04%          N/A            51.42%         11/03/97
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                     6.08%         19.58%          16.08%         03/22/94
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           81.41%         28.16%          18.99%         08/15/86
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      to 12/31/99
                                                           1 Year        5 Years       or Life of     Date Fund
                  Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           39.96%         29.10%          17.05%         04/03/85
Capital Appreciation Growth Fund/VA (formerly,
Oppenheimer Variable Account Funds - Oppenheimer
Growth Fund)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main      20.25%          N/A            24.30%         07/05/95
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)
-------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging         27.82%          N/A            -3.83%         01/16/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide              97.89%          N/A             8.62%         12/21/95
Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         19.55%         0.26%            1.82%         09/01/89
Assets Fund
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley          -4.53%          N/A             9.37%         07/03/95
Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Value Portfolio (formerly,           4.97%          N/A             9.03%         10/31/97
Warburg Pincus Trust - Growth & Income Portfolio)
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity Portfolio      51.59%          N/A            13.46%         06/30/95
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture Capital         61.54%          N/A            20.88%         09/30/96
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
-------------------------------------------------------------------------------------------------------------------

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no sub-account performance is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                         PAGE

General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................2
Underwriters...............................................................2
Calculations of Performance................................................2
Annuity Payments...........................................................3
Financial Statements.......................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

         AMERICAN CENTURY VP INCOME & GROWTH

         Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

         AMERICAN CENTURY VP INTERNATIONAL

         Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

         AMERICAN CENTURY VP VALUE

         Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans.

Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

         EUROPEAN EQUITY PORTFOLIO

         Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

         Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

         Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

         APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)

         Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance

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companies. Federated Investment Management Company serves as the investment adviser.

         FEDERATED QUALITY BOND FUND II

         Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

         VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

         Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         VIP GROWTH PORTFOLIO: SERVICE CLASS

         Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

         VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

         Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

         o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

         o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

         Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

         VIP OVERSEAS PORTFOLIO: SERVICE CLASS

         Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own



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

         portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

         VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

         Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

         VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS

         Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

         CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

         Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

         GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

         Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

         INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

         Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers



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         and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

         CAPITAL APPRECIATION FUND

         Investment Objective: Long-term capital appreciation.

         GOVERNMENT BOND FUND

         Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

         MONEY MARKET FUND

         Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

         TOTAL RETURN FUND

         Investment Objective: To obtain a reasonable, long-term total return on invested capital.

         SUBADVISED NATIONWIDE FUNDS

                  NATIONWIDE BALANCED FUND

                  Subadviser: J.P. Morgan Investment Management Inc.

                  Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

                  NATIONWIDE EQUITY INCOME FUND

                  Subadviser: Federated Investment Counseling

                  Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

                  NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY
                  FUND)

                  Subadviser: J. P. Morgan Investment Management Inc.

                  Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

                  NATIONWIDE HIGH INCOME BOND FUND

                  Subadviser: Federated Investment Counseling

                  Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

                  NATIONWIDE MID CAP INDEX FUND (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)

                  Subadviser: The Dreyfus Corporation

                  Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

                  NATIONWIDE MULTI SECTOR BOND FUND

                  Subadviser: Miller, Anderson & Sherrerd, LLP

                  Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

                  NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

                  Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.

                  Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

                  NATIONWIDE SMALL CAP VALUE FUND

                  Subadviser: The Dreyfus Corporation

                  Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investments are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

                  NATIONWIDE SMALL COMPANY FUND

                  Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.

                  Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

                  NATIONWIDE STRATEGIC GROWTH FUND

                  Subadviser: Strong Capital Management Inc.

                  Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

                  NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)

                  Subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.

                  Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.



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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

         AMT GUARDIAN PORTFOLIO

         Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

         AMT MID-CAP GROWTH PORTFOLIO

         Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

         AMT PARTNERS PORTFOLIO

         Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

         OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)

         Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

         OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
         FUND)

         Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

         OPPENHEIMER GLOBAL SECURITIES FUND/VA

         Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

         OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)

         Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.

The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

         Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

         EMERGING MARKETS DEBT PORTFOLIO

         Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

         MID CAP GROWTH PORTFOLIO

         Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

         WORLDWIDE EMERGING MARKETS FUND

         Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

         WORLDWIDE HARD ASSETS FUND

         Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as the Fund's investment adviser.

         MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

         Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

         VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR
         WERE) RECEIVED ON OR AFTER MAY 1, 2000)

         Investment Objective: Seeks total return by investing primarily in equity securities of value companies that may or may not pay dividends.

         INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

         Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

         GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999

         Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the Unites States.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
                 (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                12.431326            14.495483         16.60%             153,346         1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000            12.431326         24.31%               1,288         1998
VP Income & Growth - Q    -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                12.431326            14.495483         16.60%             218,180         1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000            12.431326         24.31%               1,176         1998
VP Income & Growth - NQ   -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                10.904652            17.674116         62.08%              88,463         1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000            10.904652          9.05%                   0         1998
VP International - Q      -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                10.904652            17.674116         62.08%             176,995         1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000            10.904652          9.05%                 223         1998
VP International - NQ     -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                11.497731            11.263216         -2.04%              57,164         1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000            11.497731         14.98%                   0         1998
VP Value - Q              -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                11.497731            11.263216         -2.04%             100,599         1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000            11.497731         14.98%               1,306         1998
VP Value - NQ             -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Investment              10.000000            12.890242         28.90%               7,628         1999
Portfolios - European     -------------------- ------------------ ------------------- ------------------- -------------
Equity Portfolio - Q
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Investment              10.000000            12.890242         28.90%               6,633         1999
Portfolios - European     -------------------- ------------------ ------------------- ------------------- -------------
Equity Portfolio - NQ
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
The Dreyfus Socially            12.758878            16.397708         28.52%              72,938         1999
Responsible Growth        -------------------- ------------------ ------------------- ------------------- -------------
Fund, Inc. - Q                  10.000000            12.758878         27.59%                 740         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
The Dreyfus Socially            12.758878            16.397708         28.52%             197,418         1999
Responsible Growth        -------------------- ------------------ ------------------- ------------------- -------------
Fund, Inc. - NQ                 10.000000            12.758878         27.59%               2,098         1998
                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Stock Index             12.367188            14.736468         19.16%             317,764         1999
Fund, Inc. - Q            -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.367188         23.67%               2,486         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Stock Index             12.367188            14.736468         19.16%             883,507         1999
Fund, Inc. - NQ           -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.367188         23.67%              26,086         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Variable                12.207586            13.442893         10.12%             109,356         1999
Investment Fund           -------------------- ------------------ ------------------- ------------------- -------------
-Appreciation Portfolio         10.000000            12.207586         22.08%                   0         1998
- Q(1)                    -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Variable                12.207586            13.442893         10.12%             258,806         1999
Investment Fund           -------------------- ------------------ ------------------- ------------------- -------------
-Appreciation Portfolio         10.000000            12.207586         22.08%               2,910         1998
- NQ(1)                   -------------------- ------------------ ------------------- ------------------- -------------

Federated Insurance             10.000000             9.790385         -2.10%               7,252         1999
Series - Federated
Quality Bond Fund II - Q
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Federated Insurance             10.000000             9.790385         -2.10%               7,843         1999
Series - Federated        -------------------- ------------------ ------------------- ------------------- -------------
Quality Bond Fund II -
NQ                        -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP                    11.850451            12.440601          4.98%             156,626         1999
Equity-Income             -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service              10.000000            11.850451         18.50%               1,331         1998
Class - Q
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP                    11.850451            12.440601          4.98%             398,586         1999
Equity-Income             -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service              10.000000            11.850451         18.50%                 776         1998
Class - NQ                -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP Growth             13.015101            17.653733         35.64%             424,562         1999
Portfolio: Service        -------------------- ------------------ ------------------- ------------------- -------------
Class - Q                       10.000000            13.015101         30.15%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP Growth             13.015101            17.653733         35.64%             744,435         1999
Portfolio: Service        -------------------- ------------------ ------------------- ------------------- -------------
Class - NQ                      10.000000            13.015101         30.15%              10,429         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP High               10.384114            11.087928          6.78%              68,880         1999
Income Portfolio:         -------------------- ------------------ ------------------- ------------------- -------------
Service Class - Q               10.000000            10.384114          3.84%                 878         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP High               10.384114            11.087928          6.78%             195,058         1999
Income Portfolio:         -------------------- ------------------ ------------------- ------------------- -------------
Service Class - NQ              10.000000            10.384114          3.84%               1,251         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP Overseas           11.296846            15.900927         40.76%              48,657         1999
Portfolio: Service        -------------------- ------------------ ------------------- ------------------- -------------
Class - Q                       10.000000            11.296846         12.97%               1,382         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP Overseas           11.296846            15.900927         40.76%             101,781         1999
Portfolio: Service        -------------------- ------------------ ------------------- ------------------- -------------
Class - NQ                      10.000000            11.296846         12.97%                 811         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP II                 12.602507            15.457984         22.66%             330,761         1999
Contrafund(R)Portfolio:   -------------------- ------------------ ------------------- ------------------- -------------
Service Class - Q               10.000000            12.602507         26.03%               1,331         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP II                 12.602507            15.457984         22.66%             666,106         1999
Contrafund(R)Portfolio:   -------------------- ------------------ ------------------- ------------------- -------------
Service Class - NQ              10.000000            12.602507         26.03%              10,719         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP III Growth         12.421717            12.785954          2.93%             107,947         1999
Opportunities             -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service              10.000000            12.421717         24.22%                   0         1998
Class - Q                 -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP III Growth         12.421717            12.785954          2.93%             253,025         1999
Opportunities             -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service              10.000000            12.421717         24.22%               2,338         1998
Class - NQ                -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Capital                    12.392954            12.767993          3.03%              98,307         1999
Appreciation Fund - Q     -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.392954         23.93%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Capital                    12.392954            12.767993          3.03%             339,211         1999
Appreciation Fund - NQ    -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.392954         23.93%               2,724         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Government Bond            10.174058             9.816007         -3.52%              63,555         1999
Fund - Q                  -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.174058          1.74%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Government Bond            10.174058             9.816007         -3.52%             229,852         1999
Fund - NQ                 -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.174058          1.74%               1,172         1998
                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Money Market Fund          10.126097            10.489614          3.59%             250,793         1999
- Q*                      -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.126097          1.26%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Money Market Fund          10.126097            10.489614          3.59%             741,672         1999
- NQ*                     -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.126097          1.26%              48,756         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Total Return Fund          11.968910            12.646339          5.66%              75,208         1999
- Q                       -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.968910         19.69%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Total Return Fund          11.968910            12.646339          5.66%             194,496         1999
- NQ                      -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.968910         19.69%               2,349         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide                 10.772545            10.735723         -0.34%              18,162         1999
Balanced Fund - Q         -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.772545          7.73%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide                 10.772545            10.735723         -0.34%              36,771         1999
Balanced Fund - NQ        -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.772545          7.73%                 842         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Equity          11.927845            13.963829         17.07%              11,784         1999
Income Fund - Q           -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.927845         19.28%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Equity          11.927845            13.963829         17.07%              27,402         1999
Income Fund - NQ          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.927845         19.28%               1,552         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

e 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was 8%.

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Global          11.747364            14.267173         21.45%              21,255         1999
50 Fund - Q(1)            -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.747364         17.47%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Global          11.747364            14.267173         21.45%              54,375         1999
50 Fund - NQ(1)           -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.747364         17.47%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide High            10.558563            10.764664          1.95%              13,174         1999
Income Bond Fund - Q      -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.558563          5.59%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide High            10.558563            10.764664          1.95%              28,453         1999
Income Bond Fund - NQ     -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.558563          5.59%               1,154         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Mid Cap         12.257790            14.644558         19.47%               3,953         1999
Index Fund - Q(2)         -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.257790         22.58%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Mid Cap         12.257790            14.644558         19.47%              14,427         1999
Index Fund - NQ(2)        -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.257790         22.58%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Multi           10.475252            10.510552          0.34%              22,793         1999
Sector Bond Fund - Q      -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.475252          4.75%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Multi           10.475252            10.510552          0.34%              22,519         1999
Sector Bond Fund - NQ     -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.475252          4.75%               1,706         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           10.000000            20.338511        103.39%              14,318         1999
Cap Growth Fund - Q(3)    -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           10.000000            20.338511        103.39%              16,901         1999
Cap Growth Fund - NQ(3)   -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

(1) Formerly, NSAT Nationwide Global Equity Fund.

(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

(3) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           12.586199            15.896867         26.30%              16,931         1999
Cap Value Fund - Q        -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.586199         25.86%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           12.586199            15.896867         26.30%              55,415         1999
Cap Value Fund - NQ       -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.586199         25.86%               1,878         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           12.016781            17.099098         42.29%              26,101         1999
Company Fund - Q          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.016781         20.17%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           12.016781            17.099098         42.29%              54,286         1999
Company Fund - NQ         -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.016781         20.17%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide                 12.463581            22.750997         82.54%              43,707         1999
Strategic Growth Fund -   -------------------- ------------------ ------------------- ------------------- -------------
Q                               10.000000            12.463581         24.64%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide                 12.463581            22.750997         82.54%              95,640         1999
Strategic Growth Fund -   -------------------- ------------------ ------------------- ------------------- -------------
NQ                              10.000000            12.463581         24.64%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide                 12.477330            11.949113         -4.23%               3,411         1999
Strategic Value Fund - Q  -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.477330         24.77%                 853         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide                 12.477330            11.949113         -4.23%               9,951         1999
Strategic Value Fund -    -------------------- ------------------ ------------------- ------------------- -------------
NQ                              10.000000            12.477330         24.77%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            12.307946            13.976229         13.55%              43,271         1999
Guardian Portfolio - Q    -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.307946         23.08%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            12.307946            13.976229         13.55%              98,016         1999
Guardian Portfolio - NQ   -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.307946         23.08%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            13.702754            20.834304         52.04%              53,952         1999
Mid-Cap Growth            -------------------- ------------------ ------------------- ------------------- -------------
Portfolio - Q                   10.000000            13.702754         37.03%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            13.702754            20.834304         52.04%             129,643         1999
Mid-Cap Growth            -------------------- ------------------ ------------------- ------------------- -------------
Portfolio - NQ
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            13.702754         37.03%               1,744         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            11.821068            12.539993          6.08%              39,095         1999
Partners Portfolio - Q    -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.821068         18.21%                 874         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            11.821068            12.539993          6.08%              88,792         1999
Partners Portfolio - NQ   -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.821068         18.21%               1,913         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            12.961315            23.512658         81.41%              38,475         1999
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Aggressive          10.000000            12.961315         29.61%                   0         1998
Growth Fund/VA - Q(1)     -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            12.961315            23.512658         81.41%             109,178         1999
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Aggressive          10.000000            12.961315         29.61%               1,383         1998
Growth Fund/VA - NQ(1)    -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            12.752843            17.848621         39.96%              91,823         1999
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Capital             10.000000            12.752843         27.53%                   0         1998
Appreciation Fund/VA -    -------------------- ------------------ ------------------- ------------------- -------------
Q(2)
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            12.752843            17.848621         39.96%             184,810         1999
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Capital             10.000000            12.752843         27.53%               2,543         1998
Appreciation Fund/VA -    -------------------- ------------------ ------------------- ------------------- -------------
NQ2
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            12.149185            14.609212         20.25%             108,861         1999
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Main Street         10.000000            12.149185         21.49%                 796         1998
Growth & Income Fund/VA   -------------------- ------------------ ------------------- ------------------- -------------
- Q(1)
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            12.149185            14.609212         20.25%             261,855         1999
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Main Street         10.000000            12.149185         21.49%               1,940         1998
Growth & Income Fund/VA   -------------------- ------------------ ------------------- ------------------- -------------
- NQ(1)
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
The Universal                   11.400149            14.572201         27.82%              11,108         1999
Institutional Funds,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - Emerging Markets         10.000000            11.400149         14.00%                   0         1998
Debt Portfolio - Q(2)     -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
The Universal                   11.400149            14.572201         27.82%              21,560         1999
Institutional Funds,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - Emerging Markets         10.000000            11.400149         14.00%                 593         1998
Debt Portfolio - NQ(2)    -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Van Eck Worldwide               12.101814            23.947713         97.89%              10,295         1999
Insurance Trust -         -------------------- ------------------ ------------------- ------------------- -------------
Worldwide Emerging              10.000000            12.101814         21.02%                   0         1998
Markets Fund - Q          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Van Eck Worldwide               12.101814            23.947713         97.89%              41,623         1999
Insurance Trust -         -------------------- ------------------ ------------------- ------------------- -------------
Worldwide Emerging              10.000000            12.101814         21.02%               1,018         1998
Markets Fund - NQ         -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Van Eck Worldwide               10.581149            12.649846         19.55%              12,722         1999
Insurance Trust -         -------------------- ------------------ ------------------- ------------------- -------------
Worldwide Hard Assets           10.000000            10.581149          5.81%                   0         1998
Fund - Q                  -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Van Eck Worldwide               10.581149            12.649846         19.55%              15,637         1999
Insurance Trust -         -------------------- ------------------ ------------------- ------------------- -------------
Worldwide Hard Assets           10.000000            10.581149          5.81%                   0         1998
Fund - NQ                 -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(2) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Van Kampen  Life                10.740684            10.253920         -4.53%              11,674         1999
Investment Trust -        -------------------- ------------------ ------------------- ------------------- -------------
Morgan Stanley Real             10.000000            10.740684          7.41%                   0         1998
Estate Securities         -------------------- ------------------ ------------------- ------------------- -------------
Portfolio - Q
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Van Kampen Life                 10.740684            10.253920         -4.53%              41,535         1999
Investment Trust -        -------------------- ------------------ ------------------- ------------------- -------------
Morgan Stanley Real             10.000000            10.740684          7.41%               2,201         1998
Estate Securities         -------------------- ------------------ ------------------- ------------------- -------------
Portfolio - NQ
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Warburg Pincus Trust -          12.739606            20.579437         61.54%               4,931         1999
Global Post-Venture       -------------------- ------------------ ------------------- ------------------- -------------
Capital Portfolio - Q(1)        10.000000            12.739606         27.40%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Warburg Pincus Trust -          12.739606            20.579437         61.54%              27,964         1999
Global Post-Venture       -------------------- ------------------ ------------------- ------------------- -------------
Capital Portfolio - NQ(1)       10.000000            12.739606         27.40%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Warburg Pincus Trust -          10.801619            16.374564         51.59%              18,175         1999
International Equity      -------------------- ------------------ ------------------- ------------------- -------------
Portfolio - Q                   10.000000            10.801619          8.02%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Warburg Pincus Trust -          10.801619            16.374564         51.59%              23,601         1999
International Equity      -------------------- ------------------ ------------------- ------------------- -------------
Portfolio - NQ                  10.000000            10.801619          8.02%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Warburg Pincus Trust -          11.688738            12.269490          4.97%              19,814         1999
Value Portfolio - Q2      -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.688738         16.89%                  25         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Warburg Pincus Trust -          11.688738            12.269490          4.97%              13,095         1999
Value Portfolio - NQ2     -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.688738         16.89%                   0         1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
               (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                12.429254           14.485724        16.55%               28,163          1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000           12.429254        24.29%                    0          1998
VP Income & Growth - Q    -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------ -------------------- -------------
American Century                12.429254           14.485724        16.55%               70,791          1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000           12.429254        24.29%                    0          1998
VP Income & Growth - NQ   -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------ -------------------- -------------
American Century                10.902825           17.662250        62.00%               15,144          1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000           10.902825         9.03%                    0          1998
VP International - Q      -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------ -------------------- -------------
American Century                10.902825           17.662250        62.00%               39,926          1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.000000           10.902825         9.03%                    0          1998
VP International - NQ     -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------ -------------------- -------------
American Century                11.495807           11.255628        -2.09%               10,437          1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc - American Century          10.000000           11.495807        14.96%                    0          1998
VP Value - Q              -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------ -------------------- -------------
American Century                11.495807           11.255628        -2.09%               27,377          1999
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc - American Century          10.000000           11.495807        14.96%                  322          1998
------------------------- -------------------- ------------------ ------------------ -------------------- -------------

------------------------- -------------------- ------------------ ------------------ -------------------- -------------
VP Value - NQ                   10.000000           12.888550        28.89%                2,408          1999
Dreyfus Investment        -------------------- ------------------ ------------------- ------------------- -------------
Portfolios - European
Equity Portfolio - Q      -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Investment              10.000000           12.888550        28.89%                   83          1999
Portfolios - European     -------------------- ------------------ ------------------- ------------------- -------------
Equity Portfolio - NQ
------------------------- -------------------- ------------------ ------------------ -------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------ -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                          OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                      PERIOD
------------------------- -------------------- ------------------ ------------------- ------------------ -------------
------------------------- -------------------- ------------------ ------------------  ------------------ -------------
The Dreyfus Socially            12.756741           16.386683        28.46%               15,724         1999
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - Q                  10.000000           12.756741        27.57%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Dreyfus Socially            12.756741           16.386683        28.46%               23,875         1999
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - NQ                 10.000000           12.756741        27.57%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             12.365124           14.726559        19.10%               79,760         1999
Fund, Inc. - Q            ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.365124        23.65%                    0         Z1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             12.365124           14.726559        19.10%              168,117         1999
Fund, Inc. - NQ           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.365124        23.65%                1,686         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                12.205549           13.433832        10.06%               11,623         1999
Investment Fund           -------------------- ------------------ ------------------- ------------------- ------------
-Appreciation Portfolio         10.000000           12.205549        22.06%                    0         1998
- Q(1)                    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                12.205549           13.433832        10.06%               32,571         1999
Investment Fund           ------------------- ------------------ ------------------ -------------------- -------------
-Appreciation Portfolio         10.000000           12.205549        22.06%                    0         1998
- NQ(1)                   ------------------- ------------------ ------------------- ------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance             10.000000            9.787093        -2.13%                  407         1999
Series - Federated        ------------------- ------------------ ------------------ -------------------- -------------
Quality Bond Fund II - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance             10.000000            9.787093        -2.13%                  440         1999
Series - Federated        ------------------- ------------------ ------------------ -------------------- -------------
Quality Bond Fund II -
NQ                        ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                    11.848469           12.432231         4.93%               38,692         1999
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.848469        18.48%                    0         1998
Class - Q                 ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                    11.848469           12.432231         4.93%              112,541         1999
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.848469        18.48%                1,549         1998
Class - NQ                ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING  UNIT VALUE AT      ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD           END OF PERIOD      VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             13.012933           17.641868        35.57%               60,378         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q                       10.000000           13.012933        30.13%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             13.012933           17.641868        35.57%              120,323         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - NQ                      10.000000           13.012933        30.13%                1,201         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High               10.382374           11.080460         6.72%               18,186         1999
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - Q               10.000000           10.382374         3.82%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High               10.382374           11.080460         6.72%               37,233         1999
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - NQ              10.000000           10.382374         3.82%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           11.294949           15.890221        40.68%                6,281         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q                       10.000000           11.294949        12.95%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           11.294949           15.890221        40.68%               47,995         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - NQ                      10.000000           11.294949        12.95%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 12.600399           15.447579        22.60%               41,329         1999
Contrafund(R)Portfolio:   ------------------- ------------------ ------------------ -------------------- -------------
Service Class - Q               10.000000           12.600399        26.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 12.600399           15.447579        22.60%               86,270         1999
Contrafund(R)Portfolio:   ------------------- ------------------ ------------------ -------------------- -------------
Service Class - NQ              10.000000           12.600399        26.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth         12.419643           12.777351         2.88%               19,723         1999
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           12.419643        24.20%                    0         1998
Class - Q                 ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth         12.419643           12.777351         2.88%               33,643         1999
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           12.419643        24.20%                    0         1998
Class - NQ                ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                    12.390885           12.759401         2.97%               39,309         1999
Appreciation Fund - Q     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.390885        23.91%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING  UNIT VALUE AT      ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD           END OF PERIOD      VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                    12.390885           12.759401         2.97%               38,078         1999
Appreciation Fund - NQ    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.390885        23.91%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond            10.172348            9.809384        -3.57%               24,669         1999
Fund - Q                  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.172348         1.72%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond            10.172348            9.809384        -3.57%               45,642         1999
Fund - NQ                 ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.172348         1.72%                  442         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund          10.124383           10.482530         3.54%              108,020         1999
- Q*                      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.124838         1.24%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund          10.124383           10.482530         3.54%               79,313         1999
- NQ*                     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.124838         1.24%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund          11.966903           12.637807         5.61%               31,348         1999
- Q                       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.966903        19.67%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund          11.966903           12.637807         5.61%               39,235         1999
- NQ                      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.966903        19.67%                  137         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 10.770735           10.728485        -0.39%                  659         1999
Balanced Fund - Q         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.770735         7.71%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 10.770735           10.728485        -0.39%               12,442         1999
Balanced Fund - NQ        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.770735         7.71%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Equity          11.925844           13.954430        17.01%                1,309         1999
Income Fund - Q           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.925844        19.26%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Equity          11.925844           13.954430        17.01%                2,203         1999
Income Fund - NQ          ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.925844        19.26%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          11.745400           14.257588        21.39%                1,197         1999
50 Fund(1) - Q            ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.745400        17.45%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          11.745400           14.257588        21.39%               16,046         1999
50 Fund(1) - NQ           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.745400        17.45%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, NSAT Nationwide Global Equity Fund.

* The 7 day yield for the NSAT Nationwide Money Market Fund as of December 31, 199 was 4.13%.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide High            10.556787           10.757403         1.90%                2,457         1999
Income Bond Fund - Q      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.556787         5.57%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide High            10.556787           10.757403         1.90%                8,309         1999
Income Bond Fund - NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.556787         5.57%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Mid Cap         12.255745           14.634711        19.41%                   80         1999
Index Fund - Q(1)         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.255745        22.56%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Mid Cap         12.255745           14.634711        19.41%                2,497         1999
Index Fund - NQ(1)        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.255745        22.56%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Multi           10.473496           10.503468         0.29%                  182         1999
Sector Bond Fund - Q      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.473496         4.73%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Multi           10.473496           10.503468         0.29%                3,824         1999
Sector Bond Fund - NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.473496         4.73%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           10.000000           20.331712       103.32%                  681         1999
Cap Growth Fund - Q2      ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           10.000000           20.331712       103.32%                3,667         1999
Cap Growth Fund - NQ2     ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.584102           15.886176        26.24%                6,706         1999
Cap Value Fund - Q        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.584102        25.84%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.584102           15.886176        26.24%                7,074         1999
Cap Value Fund - NQ       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.584102        25.84%                  310         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.014774           17.087592        42.22%                5,137         1999
Company Fund - Q          ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.014774        20.15%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.014774           17.087592        42.22%               15,996         1999
Company Fund - NQ         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.014774        20.15%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.461498           22.735718        82.45%                8,954         1999
Strategic Growth Fund -   ------------------- ------------------ ------------------ -------------------- -------------
Q                               10.000000           12.461498        24.61%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.461498           22.735718        82.45%               26,153         1999
Strategic Growth Fund -   ------------------- ------------------ ------------------ -------------------- -------------
NQ                              10.000000           12.461498        24.61%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.475236           11.941061        -4.28%                    0         1999
Strategic Value Fund - Q  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.475236        24.75%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.475236           11.941061        -4.28%                6,718         1999
Strategic Value Fund -    ------------------- ------------------ ------------------ -------------------- -------------
NQ                              10.000000           12.475236        24.75%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            12.305897           13.966839        13.50%                4,771         1999
Guardian Portfolio - Q    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.305897        23.06%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            12.305897           13.966839        13.50%                9,284         1999
Guardian Portfolio - NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.305897        23.06%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            13.700471           20.820318        51.97%                6,222         1999
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q                   10.000000           13.700471        37.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            13.700471           20.820318        51.97%               21,721         1999
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ                  10.000000           13.700471        37.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            11.819096           12.531553         6.03%                4,561         1999
Partners Portfolio - Q    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.819096        18.19%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            11.819096           12.531553         6.03%               29,890         1999
Partners Portfolio - NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.819096        18.19%                  789         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.959156           23.496887        81.31%               11,956         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           12.959156        29.59%                    0         1998
Growth Fund/VA - Q(1)     ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.959156           23.496887        81.31%               34,519         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           12.959156        29.59%                  678         1998
Growth Fund/VA - NQ(1)    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.750719           17.836627        39.89%                8,852         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           12.750719        27.51%                    0         1998
Appreciation Fund/VA -    ------------------- ------------------ ------------------ -------------------- -------------
Q(2)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.750719           17.836627        39.89%               37,199         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           12.750719        27.51%                    0         1998
Appreciation Fund/VA -    ------------------- ------------------ ------------------ -------------------- -------------
NQ(2)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.147153           14.599387        20.19%               24,445         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           12.147153        21.47%                    0         1998
Growth & Income Fund/VA   ------------------- ------------------ ------------------ -------------------- -------------
- Q(3)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.147153           14.599387        20.19%               74,139         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           12.147153        21.47%                    0         1998
Growth & Income Fund/VA   ------------------- ------------------ ------------------ -------------------- -------------
- NQ(3)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.398245           14.562396        27.76%                   55         1999
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.398245        13.98%                    0         1998
Debt Portfolio - Q(1)     ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.398245           14.562396        27.76%                  315         1999
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.398245        13.98%                    0         1998
Debt Portfolio - NQ(1)    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               12.099788           23.931619        97.79%                2,614         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           12.099788        21.00%                    0         1998
Markets Fund - Q          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               12.099788           23.931619        97.79%                7,039         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           12.099788        21.00%                    0         1998
Markets Fund - NQ         ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               10.579367           12.641312        19.49%                   57         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000           10.579367         5.79%                    0         1998
Fund - Q                  ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               10.579367           12.641312        19.49%                  696         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000           10.579367         5.79%                    0         1998
Fund - NQ                 ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Kampen Life                 10.738882           10.247016        -4.58%                  704         1999
Investment Trust -        ------------------- ------------------ ------------------ -------------------- -------------
Morgan Stanley Real             10.000000           10.738882         7.39%                    0         1998
Estate Securities         ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Kampen Life                 10.738882           10.247016        -4.58%                  557         1999
Investment Trust -        ------------------- ------------------ ------------------ -------------------- -------------
Morgan Stanley Real             10.000000           10.738882         7.39%                    0         1998
Estate Securities         ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          12.737475           20.565582        61.46%                3,406         1999
Global Post-Venture       ------------------- ------------------ ------------------ -------------------- -------------
Capital Portfolio - Q(1)        10.000000           12.737475        27.37%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          12.737475           20.565582        61.46%                  175         1999
Global Post-Venture       ------------------- ------------------ ------------------ -------------------- -------------
Capital Portfolio - NQ(1)       10.000000           12.737475        27.37%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          10.799816           16.363554        51.52%               17,984         1999
International Equity      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q                   10.000000           10.799816         8.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          10.799816           16.363554        51.52%                7,363         1999
International Equity      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ                  10.000000           10.799816         8.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.686779           12.261224         4.92%                2,849         1999
Value Portfolio - Q(2)    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.686779        16.87%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.686779           12.261224         4.92%                1,916         1999
Value Portfolio - NQ(2)   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.686779        16.87%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                         OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
                   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.502898           14.534695        16.25%                  839         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.502898        25.03%                    0         1998
VP Income & Growth - Q    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.502898           14.534695        16.25%                3,976         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.502898        25.03%                    0         1998
VP Income & Growth - NQ   ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.049887           19.471172        61.59%                4,363         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.049887        20.50%                    0         1998
VP International - Q      ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.049887           19.471172        61.59%               20,263         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.049887        20.50%                    0         1998
VP International - NQ     ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                11.268440           11.005082        -2.34%                  180         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           11.268440        12.68%                    0         1998
VP Value - Q              ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                11.268440           11.005082        -2.34%                  749         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           11.268440        12.68%                    0         1998
VP Value - NQ             ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Investment              10.000000           12.880083        28.80%                    0         1999
Portfolios - European     ------------------- ------------------ ------------------ -------------------- -------------
Equity Portfolio - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Investment              10.000000           12.880083        28.80%                    0         1999
Portfolios - European     ------------------- ------------------ ------------------ -------------------- -------------
Equity Portfolio - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Dreyfus Socially            12.772030           16.364824        29.13%                2,611         1999
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - Q                  10.000000           12.772030        27.72%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Dreyfus Socially            12.772030           16.364824        29.13%                5,743         1999
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - NQ                 10.000000           12.772030        27.72%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             12.451705           14.792159        18.80%                4,808         1999
Fund, Inc. - Q            ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.451705        24.52%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             12.451705           14.792159        18.80%              126,089         1999
Fund, Inc. - NQ           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.451705        24.52%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                12.377494           13.588614         9.78%                  433         1999
Investment Fund           ------------------- ------------------ ------------------ -------------------- -------------
-Appreciation Portfolio         10.000000           12.377494        23.77%                    0         1998
- Q(1)                    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                12.377494           13.588614         9.78%                7,169         1999
Investment Fund           ------------------- ------------------ ------------------ -------------------- -------------
-Appreciation Portfolio         10.000000           12.377494        23.77%                    0         1998
- NQ(1)                   ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance             10.000000            9.770666        -2.29%                    0         1999
Series - Federated        ------------------- ------------------ ------------------ -------------------- -------------
Quality Bond Fund II - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance             10.000000            9.770666        -2.29%                    0         1999
Series - Federated        ------------------- ------------------ ------------------ -------------------- -------------
Quality Bond Fund II -
NQ                        ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                    11.797885           12.347825         4.66%                5,165         1999
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.797885        17.98%                    0         1998
Class - Q                 ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                    11.797885           12.347825         4.66%               11,769         1999
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.797885        17.98%                    0         1998
Class - NQ                ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             12.901477           17.446540        35.23%                6,024         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q                       10.000000           12.901477        29.01%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             12.901477           17.446540        35.23%               37,910         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - NQ                      10.000000           12.901477        29.01%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High               10.519957           11.198884         6.45%                4,504         1999
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - Q               10.000000           10.519957         5.20%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High               10.519957           11.198884         6.45%                  353         1999
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - NQ              10.000000           10.519957         5.20%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           12.175055           17.085125        40.33%                4,121         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q                       10.000000           12.175055        21.75%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           12.175055           17.085125        40.33%                4,531         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - NQ                      10.000000           12.175055        21.75%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 12.784276           15.633362        22.29%                6,557         1999
Contrafund(R)Portfolio:   ------------------- ------------------ ------------------ -------------------- -------------
Service Class -Q                10.000000           12.784276        27.84%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 12.784276           15.633362        22.29%               41,072         1999
Contrafund(R)Portfolio:   ------------------- ------------------ ------------------ -------------------- -------------
Service Class -NQ               10.000000           12.784276        27.84%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth         12.297109           12.619265         2.62%                1,253         1999
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           12.297109        22.97%                    0         1998
Class - Q                 ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth         12.297109           12.619265         2.62%                9,790         1999
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           12.297109        22.97%                    0         1998
Class - NQ                ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                    12.427070           17.764281         2.71%                  668         1999
Appreciation Fund - Q     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.427070        24.27%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                    12.427070           17.764281         2.71%               16,685         1999
Appreciation Fund - NQ    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.427070        24.27%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond             9.843122            9.467860        -3.81%                    0         1999
Fund - Q                  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.843122        -1.57%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond             9.843122            9.467860        -3.81%                2,080         1999
Fund - NQ                 ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.843122        -1.57%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund          10.085474           10.415808         3.28%                8,140         1999
- Q*                      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.085474         0.85%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund          10.085474           10.415808         3.28%               35,979         1999
- NQ*                     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.085474         0.85%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund          11.981226           12.620906         5.34%                    0         1999
- Q                       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.981226        19.81%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund          11.981226           12.620906         5.34%                1,493         1999
- NQ                      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.981226        19.81%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 10.666693           10.597955        -0.64%                1,074         1999
Balanced Fund - Q         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.666693         6.67%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 10.666693           10.597955        -0.64%                4,597         1999
Balanced Fund - NQ        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.666693         6.67%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Equity          11.834345           13.812331        16.71%                    0         1999
Income Fund - Q           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.834345        18.34%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Equity          11.834345           13.812331        16.71%                    0         1999
Income Fund - NQ          ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.834345        18.34%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          12.199950           14.771891        21.08%                    0         1999
50 Fund - Q(1)            ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.199950        22.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          12.199950           14.771891        21.08%                2,843         1999
50 Fund - NQ(1)           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.199950        22.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, NSAT Nationwide Global Equity Fund.
* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was
  3.87%

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide High            10.329379           10.499020         1.64%                    0         1999
Income Bond Fund - Q      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.329379         3.29%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide High            10.329379           10.499020         1.64%                  845         1999
Income Bond Fund - NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.329379         3.29%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Mid Cap         12.241505           14.580726        19.11%                   95         1999
Index Fund - Q1           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.241505        22.42%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Mid Cap         12.241505           14.580726        19.11%                  828         1999
Index Fund - NQ(1)        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.241505        22.42%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Multi           10.235484           10.238786         0.03%                    0         1999
Sector Bond Fund - Q      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.235484         2.35%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Multi           10.235484           10.238786         0.03%                  510         1999
Sector Bond Fund - NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.235484         2.35%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           10.000000           20.297724       102.98%                    0         1999
Cap Growth Fund - Q(2)    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           10.000000           20.297724       102.98%               15,068         1999
Cap Growth Fund - NQ(2)   ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.951308           16.308373        25.92%                   86         1999
Cap Value Fund - Q        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.951308        29.51%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.951308           16.308373        25.92%               11,596         1999
Cap Value Fund - NQ       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.951308        29.51%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.110854           17.180698        41.86%                  468         1999
Company Fund - Q          ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.110854        21.11%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.110854           17.180698        41.86%                  904         1999
Company Fund - NQ         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.110854        21.11%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.655972           23.032196        81.99%                  518         1999
Strategic Growth Fund -   ------------------- ------------------ ------------------ -------------------- -------------
Q                               10.000000           12.655972        26.56%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.655972           23.032196        81.99%               14,458         1999
Strategic Growth Fund -   ------------------- ------------------ ------------------ -------------------- -------------
NQ                              10.000000           12.655972        26.56%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 13.015559           12.426696        -4.52%                    0         1999
Strategic Value Fund - Q  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           13.015559        30.16%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 13.015559           12.426696        -4.52%                    0         1999
Strategic Value Fund -    ------------------- ------------------ ------------------ -------------------- -------------
NQ                              10.000000           13.015559        30.16%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

Neuberger Berman AMT            12.874049           14.574691        13.21%                    0         1999
Guardian Portfolio - Q    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.874049        28.74%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            12.874049           14.574691        13.21%                4,594         1999
Guardian Portfolio - NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.874049        28.74%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            14.063808           21.318413        51.58%                  277         1999
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q                   10.000000           14.063808        40.64%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            14.063808           21.318413        51.58%                2,169         1999
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ                  10.000000           14.063808        40.64%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            11.846069           12.528364         5.76%                   14         1999
Partners Portfolio - Q    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.846069        18.46%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            11.846069           12.528364         5.76%                3,651         1999
Partners Portfolio - NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.846069        18.46%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.178533           23.834283        80.86%                  824         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           13.178533        31.79%                    0         1998
Growth Fund/VA - Q(1)     ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.178533           23.834283        80.86%               21,397         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           13.178533        31.79%                    0         1998
Growth Fund/VA - NQ(1)    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.231670           18.462618        39.53%                  927         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           13.231670        32.23%                    0         1998
Appreciation Fund/VA -    ------------------- ------------------ ------------------ -------------------- -------------
Q(2)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.231670           18.462618        39.53%                9,849         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           13.231670        32.23%                    0         1998
Appreciation Fund/VA -    ------------------- ------------------ ------------------ -------------------- -------------
NQ(2)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.328212           14.779520        19.88%                4,133         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           12.328212        23.28%                    0         1998
Growth & Income Fund/VA   ------------------- ------------------ ------------------ -------------------- -------------
- Q(3)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.328212           14.779520        19.88%                8,982         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           12.328212        23.28%                    0         1998
Growth & Income Fund/VA   ------------------- ------------------ ------------------ -------------------- -------------
- NQ(3)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.383996           14.507420        27.44%                    0         1999
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.383996        13.84%                    0         1998
Debt Portfolio - Q(1)     ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.383996           14.507420        27.44%                    0         1999
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.383996        13.84%                    0         1998
Debt Portfolio - NQ1      ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               12.621572           24.900624        97.29%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           12.621572        26.22%                    0         1998
Markets Fund - Q          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               12.621572           24.900624        97.29%                  338         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           12.621572        26.22%                    0         1998
Markets Fund - NQ         ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide                9.908503           11.809742        19.19%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000            9.908503        -0.91%                    0         1998
Fund - Q                  ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide                9.908503           11.809742        19.19%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000            9.908503        -0.91%                    0         1998
Fund - NQ                 ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Kampen Life                 10.400818            9.899304        -4.82%                    0         1999
Investment Trust -        ------------------- ------------------ ------------------ -------------------- -------------
Morgan Stanley Real             10.000000           10.400818         4.01%                    0         1998
Estate Securities         ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Kampen Life                 10.400818            9.899304        -4.82%                   85         1999
Investment Trust -        ------------------- ------------------ ------------------ -------------------- -------------
Morgan Stanley Real             10.000000           10.400818         4.01%                    0         1998
Estate Securities         ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT     ACCUMULATION     PERCENT CHANGE IN  NUMBER OF            YEAR
                          VALUE AT BEGINNING    UNIT VALUE AT    ACCUMULATION UNIT  ACCUMULATION
                          OF PERIOD             END OF PERIOD    VALUE              UNITS AT END OF
                                                                                    PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          12.826101           20.656350        61.05%                    0         1999
Global Post-Venture       ------------------- ------------------ ------------------ -------------------- -------------
Capital Portfolio - Q(1)        10.000000           12.826101        28.26%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          12.826101           20.656350        61.05%                    0         1999
Global Post-Venture       ------------------- ------------------ ------------------ -------------------- -------------
Capital Portfolio - NQ(1)       10.000000           12.826101        28.26%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.540306           17.441358        51.13%                    0         1999
International Equity      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q                   10.000000           11.540306        15.40%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.540306           17.441358        51.13%                1,102         1999
International Equity      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ                  10.000000           11.540306        15.40%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.884096           12.436688         4.65%                    0         1999
Value Portfolio - Q(2)    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.884096        18.84%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.884096           12.436688         4.65%                    0         1999
Value Portfolio - NQ(2)   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.884096        18.84%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, the Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
                (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.501318           14.525483        16.19%                    0         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.501318        25.01%                    0         1998
VP Income & Growth - Q    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.501318           14.525483        16.19%                    0         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.501318        25.01%                    0         1998
VP Income & Growth - NQ   ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.048368           19.458849        61.51%                    0         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.048368        20.48%                    0         1998
VP International - Q      ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.048368           19.458849        61.51%                  175         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.048368        20.48%                    0         1998
VP International - NQ     ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                11.267010           10.998104        -2.39%                    0         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           11.267010        12.67%                    0         1998
VP Value - Q              ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                11.267010           10.998104        -2.39%                    0         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           11.267010        12.67%                    0         1998
VP Value - NQ             ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Investment              10.000000           12.878387        28.78%                    0         1999
Portfolios - European     ------------------- ------------------ ------------------ -------------------- -------------
Equity Portfolio - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Investment              10.000000           12.878387        28.78%                    0         1999
Portfolios - European     ------------------- ------------------ ------------------ -------------------- -------------
Equity Portfolio - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Dreyfus Socially            12.770419           16.354471        28.07%                    0         1999
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - Q                  10.000000           12.770419        27.70%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Dreyfus Socially            12.770419           16.354471        28.07%                    0         1999
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - NQ                 10.000000           12.770419        27.70%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             12.450128           14.782794        18.74%                    0         1999
Fund, Inc. - Q            ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.450128        24.50%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             12.450128           14.782794        18.74%                  762         1999
Fund, Inc. - NQ           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.450128        24.50%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                12.375935           13.580004         9.73%                    0         1999
Investment Fund           ------------------- ------------------ ------------------ -------------------- -------------
-Appreciation Portfolio         10.000000           12.375935        23.76%                    0         1998
- Q(1)                    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                12.375935           13.580004         9.73%                  337         1999
Investment Fund           ------------------- ------------------ ------------------ -------------------- -------------
-Appreciation Portfolio         10.000000           12.375935        23.76%                    0         1998
- NQ(1)                   ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance             10.000000            9.767363        -2.33%                    0         1999
Series - Federated        ------------------- ------------------ ------------------ -------------------- -------------
Quality Bond Fund II - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance             10.000000            9.767363        -2.33%                    0         1999
Series - Federated        ------------------- ------------------ ------------------ -------------------- -------------
Quality Bond Fund II -
NQ                        ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                    11.796399           12.339995         4.61%                    0         1999
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.796399        17.96%                    0         1998
Class - Q                 ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                    11.796399           12.339995         4.61%                3,242         1999
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.796399        17.96%                    0         1998
Class - NQ                ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             12.899854           17.435504        35.16%                    0         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q                       10.000000           12.899854        29.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             12.899854           17.435504        35.16%                  276         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - NQ                      10.000000           12.899854        29.00%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High               10.518622           11.191773         6.40%                    0         1999
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - Q               10.000000           10.518622         5.19%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High               10.518622           11.191773         6.40%                  718         1999
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - NQ              10.000000           10.518622         5.19%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           12.173522           17.074312        40.26%                    0         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q                       10.000000           12.173522        21.74%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           12.173522           17.074312        40.26%                  190         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - NQ                      10.000000           12.173522        21.74%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 12.782661           15.623458        22.22%                3,468         1999
Contrafund(R)Portfolio:   ------------------- ------------------ ------------------ -------------------- -------------
Service Class -Q                10.000000           12.782661        27.83%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 12.782661           15.623458        22.22%                  873         1999
Contrafund(R)Portfolio:   ------------------- ------------------ ------------------ -------------------- -------------
Service Class -NQ               10.000000           12.782661        27.83%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth         12.295562           12.611273         2.57%                3,871         1999
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           12.295562        22.96%                    0         1998
Class - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth         12.295562           12.611273         2.57%                    0         1999
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           12.295562        22.96%                    0         1998
Class - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                    12.425504           12.756184         2.66%                3,775         1999
Appreciation Fund - Q     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.425504        24.26%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                    12.425504           12.756184         2.66%                1,555         1999
Appreciation Fund - NQ    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.425504        24.26%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond             9.841878            9.461864        -3.86%                    0         1999
Fund - Q                  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.841878        -1.58%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond             9.841878            9.461864        -3.86%                    0         1999
Fund - NQ                 ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.841878        -1.58%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund          10.084183           10.409189         3.22%                    0         1999
- Q*                      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.084183         0.84%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund          10.084183           10.409189         3.22%                    0         1999
- NQ*                     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.084183         0.84%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund          11.979709           12.612898         5.29%                3,921         1999
- Q                       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.979709        19.80%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund          11.979709           12.612898         5.29%                    0         1999
- NQ                      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.979709        19.80%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 10.665345           10.591234        -0.69%                    0         1999
Balanced Fund - Q         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.665345         6.65%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 10.665345           10.591234        -0.69%                    0         1999
Balanced Fund - NQ        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.665345         6.65%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Equity          11.832846           13.803577        16.65%                    0         1999
Income Fund - Q           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.832846        18.33%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Equity          11.832846           13.803577        16.65%                    0         1999
Income Fund - NQ          ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.832846        18.33%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          12.198407           14.762540        21.02%                2,000         1999
50 Fund - Q1              ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.198407        21.98%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          12.198407           14.762540        21.02%                    0         1999
50 Fund - NQ1             ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.198407        21.98%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, NSAT Nationwide Global Equity Fund.
* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.82%.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide High            10.328064           10.492359         1.59%                    0         1999
Income Bond Fund - Q      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.328064         3.28%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide High            10.328064           10.492359         1.59%                    0         1999
Income Bond Fund - NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.328064         3.28%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Mid Cap         12.239965           14.571500        19.05%                    0         1999
Index Fund - Q(1)         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.239965        22.40%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Mid Cap         12.239965           14.571500        19.05%                    0         1999
Index Fund - NQ(1)        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.239965        22.40%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Multi           10.234182           10.232296        -0.02%                    0         1999
Sector Bond Fund - Q      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.234182         2.34%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Multi           10.234182           10.232296        -0.02%                    0         1999
Sector Bond Fund - NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.234182         2.34%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           10.000000           20.290923       102.91%                    0         1999
Cap Growth Fund - Q(2)    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           10.000000           20.290923       102.91%                    0         1999
Cap Growth Fund - NQ(2)   ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.949678           16.298055        25.86%                    0         1999
Cap Value Fund - Q        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.949678        29.50%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.949678           16.298055        25.86%                    0         1999
Cap Value Fund - NQ       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.949678        29.50%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.109325           17.169820        41.79%                    0         1999
Company Fund - Q          ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.109325        21.09%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.109325           17.169820        41.79%                    0         1999
Company Fund - NQ         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.109325        21.09%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.654379           23.017640        81.89%                    0         1999
Strategic Growth Fund -   ------------------- ------------------ ------------------ -------------------- -------------
Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.654379        26.54%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.654379           23.017640        81.89%                    0         1999
Strategic Growth Fund -   ------------------- ------------------ ------------------ -------------------- -------------
NQ                              10.000000           12.654379        26.54%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 13.013916           12.418826        -4.57%                    0         1999
Strategic Value Fund - Q  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           13.013916        30.14%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 13.013916           12.418826        -4.57%                    0         1999
Strategic Value Fund -    ------------------- ------------------ ------------------ -------------------- -------------
NQ                              10.000000           13.013916        30.14%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            12.872425           14.565469        13.15%                    0         1999
Guardian Portfolio - Q    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.872425        28.72%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            12.872425           14.565469        13.15%                1,377         1999
Guardian Portfolio - NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.872425        28.72%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            14.062035           21.304943        51.51%                    0         1999
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q                   10.000000           14.062035        40.62%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            14.062035           21.304943        51.51%                  235         1999
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ                  10.000000           14.062035        40.62%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            11.844579           12.520433         5.71%                    0         1999
Partners Portfolio - Q    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.844579        18.45%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            11.844579           12.520433         5.71%                    0         1999
Partners Portfolio - NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.844579        18.45%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.176875           23.819210        80.77%                    0         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           13.176875        31.77%                    0         1998
Growth Fund/VA - Q(1)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.176875           23.819210        80.77%                  144         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           13.176875        31.77%                    0         1998
Growth Fund/VA - NQ(1)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.230001           18.450922        39.46%                    0         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           13.230001        32.30%                    0         1998
Appreciation Fund/VA -
Q(2)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.230001           18.450922        39.46%                    0         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           13.230001        32.30%                    0         1998
Appreciation Fund/VA -
NQ(2)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.326652           14.770155        19.82%                3,469         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           12.326652        23.27%                    0         1998
Growth & Income Fund/VA
- Q(3)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.326652           14.770155        19.82%                    0         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           12.326652        23.27%                    0         1998
Growth & Income Fund/VA
- NQ(3)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.382564           14.498248        27.37%                    0         1999
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.382564        13.83%                    0         1998
Debt Portfolio - Q(1)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.382564           14.498248        27.37%                    0         1999
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.382564        13.83%                    0         1998
Debt Portfolio - NQ(1)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               12.619986           24.884920        97.19%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           12.619986        26.20%                    0         1998
Markets Fund - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               12.619986           24.884920        97.19%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           12.619986        26.20%                    0         1998
Markets Fund - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide                9.907247           11.802251        19.13%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000            9.907247        -0.93%                    0         1998
Fund - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide                9.907247           11.802251        19.13%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000            9.907247        -0.93%                    0         1998
Fund - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Kampen Life                 10.399504            9.893020        -4.87%                    0         1999
Investment Trust -        ------------------- ------------------ ------------------ -------------------- -------------
Morgan Stanley Real             10.000000           10.399504         4.00%                    0         1998
Estate Securities
Portfolio - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Kampen Life                 10.399504            9.893020        -4.87%                    0         1999
Investment Trust -        ------------------- ------------------ ------------------ -------------------- -------------
Morgan Stanley Real             10.000000           10.399504         4.00%                    0         1998
Estate Securities
Portfolio - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          12.824482           20.643272        60.97%                    0         1999
Global Post-Venture       ------------------- ------------------ ------------------ -------------------- -------------
Capital Portfolio - Q(1)        10.000000           12.824482        28.24%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          12.824482           20.643272        60.97%                    0         1999
Global Post-Venture       ------------------- ------------------ ------------------ -------------------- -------------
Capital Portfolio - NQ(1)       10.000000           12.824482        28.24%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.538849           17.430313        51.06%                    0         1999
International Equity      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q                   10.000000           11.538849        15.39%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.538849           17.430313        51.06%                    0         1999
International Equity      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ                  10.000000           11.538849        15.39%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.882597           12.428801         4.60%                    0         1999
Value Portfolio - Q(2)    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.882597        18.83%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.882597           12.428801         4.60%                  366         1999
Value Portfolio - NQ(2)   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.882597        18.83%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
                    (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.498159           14.507084        16.07%                    0         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.498159        24.98%                    0         1998
VP Income & Growth - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.498159           14.507084        16.07%                3,086         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.498159        24.98%                    0         1998
VP Income & Growth - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.045328           19.434239        61.34%                    0         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.045328        20.45%                    0         1998
VP International - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                12.045328           19.434239        61.34%                  445         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           12.045328        20.45%                    0         1998
VP International - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                11.264161           10.984159        -2.49%                  145         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           11.264161        12.64%                    0         1998
VP Value - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                11.264161           10.984159        -2.49%                    0         1999
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           11.264161        12.64%                    0         1998
VP Value - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Investment              10.000000           12.874994        28.75%                    0         1999
Portfolios - European
Equity Portfolio - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Investment              10.000000           12.874994        28.75%                    0         1999
Portfolios - European
Equity Portfolio - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Dreyfus Socially            12.767196           16.333747        27.94%                6,411         1999
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - Q                  10.000000           12.767196        27.67%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Dreyfus Socially            12.767196           16.333747        27.94%                  437         1999
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - NQ                 10.000000           12.767196        27.67%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             12.446981           14.764046        18.62%                  473         1999
Fund, Inc. - Q            ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.446981        24.47%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             12.446981           14.764046        18.62%                3,075         1999
Fund, Inc. - NQ           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.446981        24.47%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                12.372807           13.562791         9.62%                    0         1999
Investment Fund           ------------------- ------------------ ------------------ -------------------- -------------
-Appreciation Portfolio         10.000000           12.372807        23.73%                    0         1998
- Q1
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                12.372807           13.562791         9.62%                  158         1999
Investment Fund           ------------------- ------------------ ------------------ -------------------- -------------
-Appreciation Portfolio         10.000000           12.372807        23.73%                    0         1998
- NQ1
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance             10.000000            9.760781        -2.39%                    0         1999
Series - Federated        ------------------- ------------------ ------------------ -------------------- -------------
Quality Bond Fund II - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance             10.000000            9.760781        -2.39%                  594         1999
Series - Federated
Quality Bond Fund II -
NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                    11.793413           12.324339         4.50%                3,415         1999
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.793413        17.93%                    0         1998
Class - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                    11.793413           12.324339         4.50%                2,428         1999
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.793413        17.93%                    0         1998
Class - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             12.896602           17.413426        35.02%               15,705         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q                       10.000000           12.896602        28.97%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             12.896602           17.413426        35.02%               27,331         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - NQ                      10.000000           12.896602        28.97%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High               10.515966           11.177582         6.29%                    0         1999
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - Q               10.0000000          10.515966         5.16%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High               10.515966           11.177582         6.29%                  356         1999
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - NQ              10.0000000          10.515966         5.16%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           12.170445           17.052691        40.12%                    0         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q                       10.000000           12.170445        21.70%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           12.170445           17.052691        40.12%                  260         1999
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - NQ                      10.000000           12.170445        21.70%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 12.779434           15.603664        22.10%                  456         1999
Contrafund(R)Portfolio:   ------------------- ------------------ ------------------ -------------------- -------------
Service Class - Q               10.000000           12.779434        27.79%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 12.779434           15.603664        22.10%                9,997         1999
Contrafund(R)Portfolio:   ------------------- ------------------ ------------------ -------------------- -------------
Service Class - NQ              10.000000           12.779434        27.79%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth         12.292450           12.595275         2.46%                    0         1999
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           12.292450        22.92%                    0         1998
Class - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth         12.292450           12.595275         2.46%                    0         1999
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           12.292450        22.92%                    0         1998
Class - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                    12.422359           12.740010         2.56%                8,062         1999
Appreciation Fund - Q     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.422359        24.22%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                    12.422359           12.740010         2.56%               10,918         1999
Appreciation Fund - NQ    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.422359        24.22%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond             9.839387            9.449856        -3.96%                1,188         1999
Fund - Q                  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.839387        -1.61%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond             9.839387            9.449856        -3.96%                    0         1999
Fund - NQ                 ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.839387        -1.61%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund          10.081601           10.395950         3.12%                    0         1999
- Q*                      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.081601         0.82%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund          10.081601           10.395950         3.12%                7,486         1999
- NQ*                     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.081601         0.82%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund          11.976682           12.596911         5.18%                    0         1999
- Q                       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.976682        19.77%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund          11.976682           12.596911         5.18%                    0         1999
- NQ                      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.976682        19.77%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 10.662651           10.577794        -0.80%                1,116         1999
Balanced Fund - Q         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.662651         6.63%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 10.662651           10.577794        -0.80%                    0         1999
Balanced Fund - NQ        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.662651         6.63%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Equity          11.829858           13.786084        16.54%                    0         1999
Income Fund - Q           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.829858        18.30%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Equity          11.829858           13.786084        16.54%                    0         1999
Income Fund - NQ          ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.829858        18.30%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          12.195325           14.743816        20.90%                    0         1999
50 Fund - Q(1)            ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.195325        21.95%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          12.195325           14.743816        20.90%                    0         1999
50 Fund - NQ(1)           ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.195325        21.95%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, NSAT Nationwide Global Equity Fund.

* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.72%.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide High            10.325454           10.479056         1.49%                    0         1999
Income Bond Fund - Q      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.325454         3.25%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide High            10.325454           10.479056         1.49%                    0         1999
Income Bond Fund - NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.325454         3.25%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Mid Cap         12.236869           14.553031        18.93%                  120         1999
Index Fund - Q(1)         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.236869        22.37%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Mid Cap         12.236869           14.553031        18.93%                    0         1999
Index Fund - NQ(1)        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.236869        22.37%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Multi           10.231592           10.219313        -0.12%                    0         1999
Sector Bond Fund - Q      ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.231592         2.32%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Multi           10.231592           10.219313        -0.12%                    0         1999
Sector Bond Fund - NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.231592         2.32%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           10.000000           20.277316       102.77%                    0         1999
Cap Growth Fund - Q(2)    ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           10.000000           20.277316       102.77%                    0         1999
Cap Growth Fund - NQ(2)   ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.946409           16.277398        25.73%                    0         1999
Cap Value Fund - Q        ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.946409        29.46%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.946409           16.277398        25.73%                    0         1999
Cap Value Fund - NQ       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.946409        29.46%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.106268           17.148084        41.65%                    0         1999
Company Fund - Q          ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.106268        21.06%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           12.106268           17.148084        41.65%                    0         1999
Company Fund - NQ         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.106268        21.06%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.651185           22.988509        81.71%                    0         1999
Strategic Growth Fund -   ------------------- ------------------ ------------------ -------------------- -------------
Q                               10.000000           12.651185        26.51%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 12.651185           22.988509        81.71%                    0         1999
Strategic Growth Fund -   ------------------- ------------------ ------------------ -------------------- -------------
NQ                              10.000000           12.651185        26.51%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 13.010627           12.403079        -4.67%                    0         1999
Strategic Value Fund - Q  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           13.010627        30.11%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                 13.010627           12.403079        -4.67%                    0         1999
Strategic Value Fund -    ------------------- ------------------ ------------------ -------------------- -------------
NQ                              10.000000           13.010627        30.11%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            12.869170           14.547000        13.04%                    0         1999
Guardian Portfolio - Q    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.869170        28.69%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            12.869170           14.547000        13.04%                  156         1999
Guardian Portfolio - NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           12.869170        28.69%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            14.058496           21.277954        51.35%                    0         1999
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q                   10.000000           14.058496        40.58%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            14.058496           21.277954        51.35%                    0         1999
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ                  10.000000           14.058496        40.58%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            11.841583           12.504542         5.60%                    0         1999
Partners Portfolio - Q    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.841583        18.42%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            11.841583           12.504542         5.60%                  571         1999
Partners Portfolio - NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.841583        18.42%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.173548           23.789077        80.58%                2,285         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           13.173548        31.74%                    0         1998
Growth Fund/VA - Q(1)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.173548           23.789077        80.58%                  205         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           13.173548        31.74%                    0         1998
Growth Fund/VA - NQ(1)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.226671           18.427568        39.32%                    0         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           13.226671        32.27%                    0         1998
Appreciation Fund/VA -
Q(2)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            13.226671           18.427568        39.32%                  922         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           13.226671        32.27%                    0         1998
Appreciation Fund/VA -
NQ(2)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.323541           14.751442        19.70%               17,693         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           12.323541        23.24%                    0         1998
Growth & Income Fund/VA
- Q(3)
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.323541           14.751442        19.70%                  816         1999
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           12.323541        23.24%                    0         1998
Growth & Income Fund/VA
- NQ3
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.379681           14.479873        24.24%                  388         1999
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.379681        13.80%                    0         1998
Debt Portfolio - Q1
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.379681           14.479873        24.24%                    0         1999
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.379681        13.80%                    0         1998
Debt Portfolio - NQ1
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               12.616797           24.853443        96.99%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           12.616797        26.17%                    0         1998
Markets Fund - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               12.616797           24.853443        96.99%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           12.616797        26.17%                    0         1998
Markets Fund - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide                9.904737           11.787279        19.01%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000            9.904737        -0.95%                    0         1998
Fund - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide                9.904737           11.787279        19.01%                    0         1999
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000            9.904737        -0.95%                    0         1998
Fund - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Kampen Life                 10.396873            9.880471        -4.97%                    0         1999
Investment Trust -        ------------------- ------------------ ------------------ -------------------- -------------
Morgan Stanley Real             10.000000           10.396873         3.97%                    0         1998
Estate Securities
Portfolio - Q
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Kampen Life                 10.396873            9.880471        -4.97%                    0         1999
Investment Trust -        ------------------- ------------------ ------------------ -------------------- -------------
Morgan Stanley Real             10.000000           10.396873         3.97%                    0         1998
Estate Securities
Portfolio - NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                          VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                          BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          12.821248           20.617144        60.80%                    0         1999
Global Post-Venture       ------------------- ------------------ ------------------ -------------------- -------------
Capital Portfolio - NQ(1)       10.000000           12.821248        28.21%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          12.821248           20.617144        60.80%                    0         1999
Global Post-Venture       ------------------- ------------------ ------------------ -------------------- -------------
Capital Portfolio - NQ(1)       10.000000           12.821248        28.21%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.535935           17.408242        50.90%                    0         1999
International Equity      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q                   10.000000           11.535935        15.36%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.535935           17.408242        50.90%                    0         1999
International Equity      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - NQ                  10.000000           11.535935        15.36%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.879593           12.413046         4.49%                    0         1999
Value Portfolio - Q(2)    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.879593        18.80%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Warburg Pincus Trust -          11.879593           12.413046         4.49%                    0         1999
Value Portfolio - NQ(2)   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.879593        18.80%                    0         1998
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)

               (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET
                        ASSETS OF THE VARIABLE ACCOUNT)

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           10.894734         8.95%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           10.894734         8.95%                   68         1999
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           15.314929        53.15%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           15.314929        53.15%                   48         1999
   Variable Portfolios,
   Inc. - American Century
   VP International - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000            8.780117       -12.20%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000            8.780117       -12.20%                    0         1999
   Variable Portfolios,
   Inc. - American Century
   VP Value - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment              10.000000           12.873298        28.73%                    0         1999
   Portfolios - European
   Equity Portfolio - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment              10.000000           12.873298        28.73%                    0         1999
   Portfolios - European
   Equity Portfolio - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially            10.000000           11.868131        18.68%                    0         1999
   Responsible Growth
   Fund, Inc. - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially            10.000000           11.868131        18.68%                    0         1999
   Responsible Growth
   Fund, Inc. - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Stock Index             10.000000           10.794215         7.94%                2,481         1999
   Fund, Inc. - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Stock Index             10.000000           10.794215         7.94%                  364         1999
   Fund, Inc. - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable                10.000000           10.184154         1.84%                    0         1999
   Investment Fund
   -Appreciation
   Portfolio - Q1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable                10.000000           10.184154         1.84%                    0         1999
   Investment Fund -
   Appreciation
   Portfolio - NQ1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance             10.000000            9.757496        -2.43%                    0         1999
   Series - Federated
   Quality Bond Fund II - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance             10.000000            9.757496        -2.43%                    0         1999
   Series - Federated
   Quality Bond
   Fund II - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP                    10.000000            9.309967        -6.90%                    0         1999
   Equity-Income
   Portfolio: Service
   Class - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP                    10.000000            9.309967        -6.90%                  413         1999
   Equity-Income
   Portfolio: Service
   Class - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


1 Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth             10.000000           12.322268        23.22%                4,617         1999
   Portfolio: Service
   Class - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth             10.000000           12.322268        23.22%                  324         1999
   Portfolio: Service
   Class - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP High               10.000000            9.672582        -3.27%                    0         1999
   Income Portfolio:
   Service Class - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP High               10.000000            9.672582        -3.27%                    0         1999
   Income Portfolio:
   Service Class - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas           10.000000           13.058898        30.59%                    0         1999
   Portfolio: Service
   Class - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas           10.000000           13.058898        30.59%                  254         1999
   Portfolio: Service
   Class - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II                 10.000000           11.278366        12.78%                2,481         1999
   Contrafund(R)Portfolio:
   Service Class -Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II                 10.000000           11.278366        12.78%                  354         1999
   Contrafund(R)Portfolio:
   Service Class -NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Growth         10.000000            9.869824        -1.30%                    0         1999
   Opportunities
   Portfolio: Service
   Class - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Growth         10.000000            9.869824        -1.30%                   68         1999
   Opportunities
   Portfolio: Service
   Class - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Capital                    10.000000            9.707627        -2.92%                    0         1999
   Appreciation Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Capital                    10.000000            9.707627        -2.92%                   68         1999
   Appreciation Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Government Bond            10.000000            9.735132        -2.65%                    0         1999
   Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Government Bond            10.000000            9.735132        -2.65%                    0         1999
   Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Money Market               10.000000           10.209430         2.09%                    0         1999
   Fund - Q*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Money Market               10.000000           10.209430         2.09%                    0         1999
   Fund - NQ*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Total Return               10.000000            9.851989        -1.48%                    0         1999
   Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Total Return               10.000000            9.851989        -1.48%                    0         1999
   Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide                 10.000000            9.481422        -5.19%                    0         1999
   Balanced Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide                 10.000000            9.481422        -5.19%                    0         1999
   Balanced Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Equity          10.000000           10.778958         7.79%                    0         1999
   Income Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Equity          10.000000           10.778958         7.79%                    0         1999
   Income Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Global          10.000000           11.182210        11.82%                    0         1999
   50 Fund - Q1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Global          10.000000           11.182210        11.82%                    0         1999
   50 Fund - NQ1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

1 Formerly, NSAT Nationwide Global Equity Fund.

* The 7 day yield for the NSAT Money Market Fund as of December 31, 1999 was
  3.67%

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide High            10.000000            9.676620        -3.23%                    0         1999
   Income Bond Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide High            10.000000            9.676620        -3.23%                    0         1999
   Income Bond Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Mid Cap         10.000000           11.447800        14.48%                    0         1999
   Index Fund - Q1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Mid Cap         10.000000           11.447800        14.48%                    0         1999
   Index Fund - NQ1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Multi           10.000000            9.897603        -1.02%                    0         1999
   Sector Bond Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Multi           10.000000            9.897603        -1.02%                    0         1999
   Sector Bond Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Small           10.000000           20.270503       102.71%                    0         1999
   Cap Growth Fund - Q2
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Small           10.000000           20.270503       102.71%                    0         1999
   Cap Growth Fund - NQ2
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Small           10.000000           11.697140        16.97%                    0         1999
   Cap Value Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Small           10.000000           11.697140        16.97%                    0         1999
   Cap Value Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Small           10.000000           14.124755        41.25%                    0         1999
   Company Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

1 Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

2 Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide Small           10.000000           14.124755        41.25%                  237         1999
   Company Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide                 10.000000           14.658438        46.58%                    0         1999
   Strategic Growth
   Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide                 10.000000           14.658438        46.58%                    0         1999
   Strategic Growth
   Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide                 10.000000            8.548175       -14.52%                    0         1999
   Strategic Value Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   NSAT Nationwide                 10.000000            8.548175       -14.52%                    0         1999
   Strategic Value
   Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000            9.968645        -0.31%                    0         1999
   Guardian Portfolio - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000            9.968645        -0.31%                    0         1999
   Guardian Portfolio - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000           15.264119        52.64%                    0         1999
   Mid-Cap Growth
   Portfolio - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000           15.264119        52.64%                    0         1999
   Mid-Cap Growth
   Portfolio - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000            9.504551        -4.95%                    0         1999
   Partners Portfolio - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000            9.504551        -4.95%                    0         1999
   Partners Portfolio - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           16.070617        60.71%                    0         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - Q1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           16.070617        60.71%                    0         1999
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA - NQ1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           12.759449        27.59%                    0         1999
   Account Funds -
   Oppenheimer Capital
   Appreciation
   Fund/VA - Q2
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           12.759449        27.59%                    0         1999
   Account Funds -
   Oppenheimer Capital
   Appreciation
   Fund/VA - NQ2
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           10.784586         7.85%                2,487         1999
   Account Funds -
   Oppenheimer Main Street
   Growth & Income
   Fund/VA - Q3
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           10.784586         7.85%                    0         1999
   Account Funds -
   Oppenheimer Main Street
   Growth & Income
   Fund/VA - NQ3
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

1 Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital
  Appreciation Fund.

2 Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

3 Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income
  Fund.

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal                   10.000000           11.210825        12.11%                    0         1999
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio - Q1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal                   10.000000           11.210825        12.11%                    0         1999
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio - NQ1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide               10.000000           15.596564        55.97%                    0         1999
   Insurance Trust -
   Worldwide Emerging
   Markets Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide               10.000000           15.596564        55.97%                    0         1999
   Insurance Trust -
   Worldwide Emerging
   Markets Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide               10.000000            9.987144        -0.13%                    0         1999
   Insurance Trust -
   Worldwide Hard Assets
   Fund - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide               10.000000            9.987144        -0.13%                    0         1999
   Insurance Trust -
   Worldwide Hard Assets
   Fund - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life                 10.000000            9.012565        -9.87%                    0         1999
   Investment Trust -
   Morgan Stanley Real
   Estate Securities
   Portfolio - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life                 10.000000            9.012565        -9.87%                    0         1999
   Investment Trust -
   Morgan Stanley Real
   Estate Securities
   Portfolio - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

1 Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets
  Debt Portfolio.

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            YEAR
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Warburg Pincus Trust -          10.000000           15.621586        56.22%                    0         1999
   Global Post-Venture
   Capital Portfolio - Q1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Warburg Pincus Trust -          10.000000           15.621586        56.22%                    0         1999
   Global Post-Venture
   Capital Portfolio - NQ1
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Warburg Pincus Trust -          10.000000           14.650223        46.50%                    0         1999
   International Equity
   Portfolio - Q
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Warburg Pincus Trust -          10.000000           14.650223        46.50%                    0         1999
   International Equity
   Portfolio - NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Warburg Pincus Trust -          10.000000            9.340613        -6.59%                    0         1999
   Value Portfolio - Q2
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Warburg Pincus Trust -          10.000000            9.340613        -6.59%                    0         1999
   Value Portfolio - NQ2
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


1 Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

2 Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account effective May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc.
- Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.